Please read this prospectus before investing, and keep it on file for future reference. It contains important information to help you decide if the fund's goal matches your own.
To learn more about the fund and its investments, you can obtain a copy of the fund's most recent financial report and portfolio listing, or a copy of the Statement of Additional Information (SAI) dated April 30, 1998. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity at 1-800-544-1916, or your insurance company.
Shares of the fund may be purchased only by the separate accounts of insurance companies, for the purpose of funding variable annuity and variable life insurance contracts. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus in conjunction with the prospectus of the separate account of the specific insurance product that accompanies this prospectus and keep them on file for future reference.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
like all mutual funds, THESE
SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE
COMMISSION, NOR HAS THE
SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF
THIS PROSPECTUS. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.
VIP-EI-pro-0498
700555

VARIABLE
INSURANCE
PRODUCTS
FUND
INITIAL CLASS
Variable Insurance Products Fund (the Trust) is designed to provide investment vehicles for variable annuity and variable life insurance contracts of various insurance companies. Equity-Income Portfolio is a fund of the Trust.
EQUITY-INCOME PORTFOLIO seeks reasonable income by investing mainly in income-producing equity securities. In selecting investments, the fund also considers the potential for capital appreciation.
PROSPECTUS
APRIL 30, 1998(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA
02109
CONTENTS


KEY FACTS                  THE FUND AT A GLANCE

                           WHO MAY WANT TO INVEST

                           FINANCIAL HIGHLIGHTS A summary of the fund's financial data.

THE FUND IN DETAIL         CHARTER How the fund is organized.

                           INVESTMENT PRINCIPLES AND RISKS The fund's overall approach to investing.

                           BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.

                           PERFORMANCE

ACCOUNT POLICIES           DISTRIBUTIONS AND TAXES

                           TRANSACTION DETAILS Share price calculations and the timing of purchases and redemptions.


   KEY FACTS

THE FUND AT A GLANCE
Equity-Income Portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts of various insurance companies.
MANAGEMENT: Fidelity Management & Research Company (FMR) is the management arm of Fidelity Investments, which was established in 1946 and is now America's largest mutual fund manager.
GOAL: Reasonable income. The fund also considers the potential for capital appreciation. As with any mutual fund, there is no assurance that the fund will achieve its goal.
STRATEGY: Invests mainly in income-producing equity securities.
SIZE: As of December 31, 1997, the fund had over $10.1 billion in assets.
WHO MAY WANT TO INVEST
The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who want some income from equity and bond investments, but also want to be invested in the stock market for its long-term growth potential.
The value of the fund's investments and the income they generate will vary from day to day, and generally reflect market conditions, interest rates, and other company, political, or economic news both here and abroad. In the short-term, stock prices can fluctuate dramatically in response to these factors. Over time, however, stocks have shown greater growth potential than other types of securities. The prices of bonds generally move in the opposite direction from interest rates. When fund shares are redeemed, they may be worth more or less than their original cost. By itself, the fund does not constitute a balanced investment plan.
The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio. Initial Class shares, the original class of shares, are offered at net asset value and are not subject to a 12b-1 fee. Service Class shares are offered at net asset value and are subject to a 12b-1 fee. Because Initial Class shares are not subject to a 12b-1 fee, Initial Class shares are expected to have a higher total return than Service Class shares (excluding charges and expenses attributable to any particular insurance product). Insurance companies may obtain more information about Service Class shares, which are not offered through this prospectus, by calling Fidelity at 1-800-544-1916.



THE SPECTRUM OF FIDELITY FUNDS
BROAD CATEGORIES OF FIDELITY FUNDS ARE PRESENTED
HERE IN ORDER OF ASCENDING RISK. GENERALLY, INVESTORS
SEEKING TO MAXIMIZE RETURN MUST ASSUME GREATER
RISK. EQUITY-INCOME PORTFOLIO IS IN THE GROWTH AND
INCOME CATEGORY.
(SOLID BULLET) MONEY MARKET SEEKS INCOME AND STABILITY BY
INVESTING IN HIGH-QUALITY, SHORT-TERM INVESTMENTS.
(SOLID BULLET) INCOME SEEKS INCOME BY INVESTING IN BONDS.
(SOLID BULLET) ASSET ALLOCATION SEEKS HIGH TOTAL RETURN WITH
REDUCED RISK THROUGH A MIX OF STOCKS, BONDS, AND
SHORT-TERM AND MONEY MARKET INSTRUMENTS.
 GROWTH AND INCOME SEEKS LONG-TERM GROWTH
AND INCOME BY INVESTING IN STOCKS AND BONDS.
(SOLID BULLET) GROWTH SEEKS LONG-TERM GROWTH BY INVESTING
MAINLY IN STOCKS.
3
FINANCIAL HIGHLIGHTS
The financial highlights table that follows has been audited by Coopers & Lybrand L.L.P., independent accountants. The fund's financial highlights, financial statements, and report of the auditor are included in the fund's Annual Report and are incorporated by reference into (are legally a part of) the fund's SAI.
SELECTED PER-SHARE DATA



1.Years ended
December 31          1997      1996      1995      1994      1993      1992      1991      1990        1989      1988

2.Net asset value,
beginning of period  $ 21.03   $ 19.27   $ 15.35   $ 15.44   $ 13.40   $ 11.85   $ 9.51    $ 12.29     $ 11.01   $ 9.42

3.Income from Investment Operations

4. Net investment
income                .36D      .35       .41       .41       .37       .40       .50       .58         .60       .53

5. Net realized and
unrealized gain (loss) 5.06      2.30      4.69      .64       2.06      1.57      2.43      (2.38)      1.29      1.59

6. Total from investment
operations             5.42      2.65      5.10      1.05      2.43      1.97      2.93      (1.80)      1.89      2.12

7.Less Distributions

8. From net investment
income                (.36)     (.03)     (.40)     (.37)     (.35)     (.42)     (.59)     (.59)       (.52)     (.53)

9. In excess of net
investment income     --        --        --        --        (.04)     --        --        --          --        --

10. From net realized
gain                  (1.81)    (.86)     (.78)     (.77)     --        --        --        (.39)       (.09)     --

11. Total
distributions         (2.17)    (.89)     (1.18)    (1.14)    (.39)     (.42)     (.59)     (.98)       (.61)     (.53)

12.Net asset value,
end of period         $ 24.28   $ 21.03   $ 19.27   $ 15.35   $ 15.44   $ 13.40   $ 11.85   $ 9.51      $ 12.29   $ 11.01

13.Total returnA,B     28.11%    14.28%    35.09%    7.07%     18.29%    16.89%    31.44%    (15.29)%    17.34%    22.71%

14.RATIOS AND SUPPLEMENTAL DATA

15.Net assets, end of
period (In millions)  $ 10,107   $ 6,961   $ 4,879   $ 2,284   $ 1,319   $ 593    $ 282    $ 154    $ 143    $ 52

16.Ratio of expenses to
average net assets    .58%       .58%      .61%      .60%      .62%      .65%     .74%     .78%     .85%     1.13%

17.Ratio of expenses
to average net assets
after                  .57%       .56%      .61%      .58%      .62%      .65%     .74%     .78%     .85%     1.13%
expense reductions      C          C                   C

18.Ratio of net
investment income
to average net          1.65%      1.97%     2.56%     2.83%     2.87%     3.52%    4.83%    6.01%    5.82%    5.36%
assets

19.Portfolio turnover
rate                       44%        186%      87%       134%      120%      74%      107%     94%      78%      69%

20.Average commission
rateE                      $ .0440    $ .0426


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'S EXPENSES. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING FOR THE PERIOD.
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
THE FUND IN DETAIL

CHARTER
EQUITY-INCOME PORTFOLIO IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. The fund is a diversified fund of Variable Insurance Products Fund (VIP), an open-end management investment company organized as a Massachusetts business trust on November 13, 1981.
THE FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUND MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. An insurance company issuing a variable contract that participates in the fund will vote shares held in its separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations thereof, a participating insurance company is required to request voting instructions from policyowners and must vote shares in the separate account in proportion to the voting instructions received. Your insurance company is entitled to one vote for each share it owns. For a further discussion, please refer to your insurance company's separate account prospectus. Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The fund employs various Fidelity companies to perform activities required for its operation.
The fund is managed by FMR, which chooses the fund's investments and handles its business affairs.
Stephen Petersen is Vice President and manager of VIP: Equity-Income Portfolio, which he has managed since January 1997. He also manages another Fidelity fund. Since joining Fidelity in 1980, Mr. Petersen has worked as an analyst and manager.
The fund has an investment objective similar to that of an existing Fidelity fund. The fund's objective is most similar to that of Fidelity Equity-Income Fund. The performance of a separate account investing in the fund is not expected to be the same as the performance of the fund due in part to dissimilarities in their investments. Various insurance-related costs at the insurance company's separate account will also affect performance.
The fund sells its shares to separate accounts of insurance companies that are both affiliated and unaffiliated with FMR. The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to arise, one or more insurance companies' separate accounts might be required to withdraw its investments in the fund and shares of another fund may be substituted. This might force the fund to sell securities at disadvantageous prices. In addition, the Board of Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for Initial Class of the fund.


3
FIDELITY FACTS
Fidelity offers the broadest selection of mutual funds in the world.
(solid bullet) Number of Fidelity mutual funds: over 226
(solid bullet) Assets in Fidelity mutual funds: over $529 billion
(solid bullet) Number of shareholder accounts: over 34 million
(solid bullet) Number of investment analysts and portfolio managers: over 265

FMR Corp. is the ultimate parent company of FMR. Members of the Edward
C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out the fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
The fund seeks reasonable income by investing primarily in income-producing equity securities. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in all types of domestic and foreign securities, including bonds. The fund seeks a yield that exceeds the yield on the securities comprising the S&P 500. The fund does not expect to invest in debt securities of companies that do not have proven earnings or credit. When choosing the fund's investments, FMR also considers the potential for capital appreciation.
The value of the fund's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies, and general market and economic conditions. Bond values fluctuate based on changes in interest rates and in the credit quality of the issuer. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
FMR may use various investment techniques to hedge a portion of the fund's risks, but there is no guarantee that these strategies will work as FMR intends. Also, as a mutual fund, the fund seeks to spread investment risk by diversifying its holdings among many companies and industries. Of course, when fund shares are redeemed, they may be worth more or less than their original cost.
FMR normally invests the fund's assets according to its investment strategy. The fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of the fund's limitations and more detailed information about the fund's investments are contained in the fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with the fund's investment objective and policies and that doing so will help the fund achieve its goal. Fund holdings and recent investment strategies are detailed in the fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, contact your insurance company.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of its total assets, the fund may not purchase more than 10% of the outstanding voting securities of a single issuer.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes.
Lower-quality debt securities (sometimes called "junk bonds") are considered to have speculative characteristics, and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general or regional economic difficulty.
The table on page provides a summary of ratings assigned to debt holdings (not including money market instruments) in the fund's portfolio. These figures are dollar-weighted averages of month-end portfolio holdings during the fiscal year ended December 31, 1997, and are presented as a percentage of total security investments. These percentages are historical and do not necessarily indicate the fund's current or future debt holdings.
FISCAL YEAR ENDED DECEMBER 31, 1997 DEBT HOLDINGS, BY RATING
 MOODY'S INVESTORS
  SERVICE STANDARD & POOR'S
 (AS A % OF INVESTMENTS) (AS A % OF INVESTMENTS)
 Rating  Average of Rating  Average of
   total investments   total
investments
INVESTMENT GRADE
Highest quality Aaa 0.00% AAA 0.00%
High quality Aa 0.05% AA 0.00%
Upper-medium grade A 0.08% A 0.08%
Medium grade Baa 0.19% BBB 0.30%
LOWER QUALITY
Moderately speculative Ba 0.35% BB 0.17%
Speculative B 0.75% B 0.53%
Highly speculative Caa 0.00% CCC 0.04%
Poor quality Ca 0.00% CC 0.00%
Lowest quality, no interest C 0.00% C 0.00%
In default, in arrears -- 0.00% D 0.00%
REFER TO THE FUND'S SAI FOR A MORE COMPLETE DISCUSSION OF THESE
RATINGS.
THE FUND DOES NOT NECESSARILY RELY ON THE RATINGS OF MOODY'S OR S&P TO DETERMINE COMPLIANCE WITH ITS DEBT QUALITY POLICY. SECURITIES
NOT RATED BY MOODY'S OR S&P AMOUNTED TO 0.02% OF THE FUND'S INVESTMENTS. THIS PERCENTAGE MAY INCLUDE SECURITIES RATED BY OTHER NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS, AS WELL AS UNRATED SECURITIES. UNRATED LOWER-QUALITY SECURITIES AMOUNTED TO
0.02% OF THE FUND'S INVESTMENTS.
FOR FOREIGN GOVERNMENT SECURITIES NOT INDIVIDUALLY RATED BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION, FMR ASSIGNS
THE RATING OF THE SOVEREIGN CREDIT OF THE ISSUING GOVERNMENT.

RESTRICTIONS: Purchase of a debt security is consistent with the fund's debt quality policy if it is rated at or above the stated level by Moody's Investor Service (Moody's) or rated in the equivalent categories by Standard & Poor's (S&P), or is unrated but judged by FMR to be of equivalent quality. The fund currently intends to limit its investments in lower than Baa-quality debt securities to less than 35% of its assets.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political, economic, or regulatory conditions in foreign countries; fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments.
RESTRICTIONS: FMR limits the amount of the fund's assets that may be invested in foreign securities to 50%.
ASSET-BACKED SECURITIES include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, these securities may be subject to prepayment risk.
MORTGAGE SECURITIES include interests in pools of commercial or residential mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage securities may be issued by agencies or instrumentalities of the U.S. Government or by private entities.
The price of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their price highly volatile. Also, mortgage securities, especially stripped mortgage-backed securities, are subject to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment.
REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
ADJUSTING INVESTMENT EXPOSURE. The fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing indexed securities, and selling securities short.
FMR can use these practices to adjust the risk and return characteristics of the fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with the fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for the fund, or there may be a requirement that the fund supply additional cash to a borrower on demand.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to the fund.
RESTRICTIONS: The fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities. OTHER INSTRUMENTS may include securities of closed-end investment companies and real estate-related instruments.
CASH MANAGEMENT. The fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change. DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry.
RESTRICTIONS: With respect to 75% of its total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities.
The fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.
BORROWING. The fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering the fund's securities. The fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of the fund's total assets.
INTERNAL REVENUE SERVICE (IRS) LIMITATIONS. In addition to the above, the fund also follows certain limitations imposed by the IRS on separate accounts of insurance companies relating to the tax-deferred status of variable contracts. More specific information may be contained in your insurance company's separate account prospectus. FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
The fund seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.
With respect to 75% of its total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities.
The fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.
The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets.
Loans, in the aggregate, may not exceed 33% of the fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the fund pays fees related to its daily operations. Expenses paid out of Initial Class's assets are reflected in its share price.
The fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. The fund also pays OTHER EXPENSES, which are explained below.
FMR may, from time to time, agree to reimburse the fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by the fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease the fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, multiplying the result by the fund's monthly average net assets, and dividing by twelve.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.
For December 1997, the group fee rate was 0.29%. The individual fund fee rate is 0.20%. The total management fee for the fiscal year ended December 31, 1997 was 0.50% of the fund's average net assets.
OTHER EXPENSES
While the management fee is a significant component of the fund's annual operating costs, the fund has other expenses as well.
FIIOC performs transfer agency, dividend disbursing, and shareholder servicing functions for Initial Class of the fund. Fidelity Service Company, Inc. (FSC) calculates the net asset value per share (NAV) and dividends for Initial Class of the fund, maintains the fund's general accounting records, and administers the fund's securities lending program.
For the fiscal year ended December 31, 1997, Initial Class of the fund paid fees equal to 0.07% of Initial Class's average net assets for transfer agency and related services, and the fund paid fees equal to 0.01% of the fund's average net assets for pricing and bookkeeping services. These amounts are before expense reductions, if any.
For the fiscal year ended December 31, 1997, Initial Class's total expenses amounted to 0.58% of Initial Class's average net assets. A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Initial Class operating expenses would have been 0.57%.
Effective October 9, 1986, FMR has voluntarily agreed to reimburse Initial Class of the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.50%. The fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by the fund to reduce the fund's custodian or transfer agent fees.
Initial Class shares of the fund have adopted a DISTRIBUTION AND SERVICE PLAN. This Plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of Initial Class shares. FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, Initial Class shares. Currently, the Board of Trustees has authorized such payments.
The fund's portfolio turnover rate for the fiscal year ended December 31, 1997 was 44%. This rate varies from year to year.
PERFORMANCE
The fund's total return and yield may be quoted in advertising in accordance with current law and interpretations thereof.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. YIELD refers to the income generated by an investment in the fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to policyholders.
In calculating yield, the fund may from time to time use a security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing the fund's yield.
Other illustrations of fund performance may show moving averages over specified periods.
The fund's recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For additional performance information, contact your insurance company for a free annual report.
TOTAL RETURNS AND YIELDS QUOTED FOR A CLASS INCLUDE THE CLASS'S EXPENSES, BUT MAY NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR INSURANCE PRODUCT. BECAUSE SHARES OF THE FUND MAY BE PURCHASED ONLY THROUGH VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS, YOU SHOULD CAREFULLY REVIEW THE PROSPECTUS OF THE INSURANCE PRODUCT YOU HAVE CHOSEN FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. Excluding these charges from quotations of a class's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing the fund's performance to that of other mutual funds.
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
ACCOUNT POLICIES

DISTRIBUTIONS AND TAXES
For a discussion of the tax status of your variable insurance contract, refer to the prospectus of your insurance company's separate account. It is suggested you keep all statements you receive to assist in your personal recordkeeping.
It is expected that shares of the fund will be held under the terms of variable annuity and variable life insurance contracts. Under current tax law, dividend or capital gain distributions from the fund are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59. The fund is treated as a separate entity for federal income tax purposes. The fund intends to pay out all of its net investment income and net realized capital gains, if any, for each year. Dividends from the fund will be distributed at least annually. Normally, net realized capital gains, if any, are distributed each year for the fund. Such income and capital gain distributions are automatically reinvested in additional shares of the same class of the fund. The fund makes dividend and capital gain distributions on a per-share basis for each class. After each distribution from the fund, the fund's share price drops by the amount of the distribution. Because dividend and capital gain distributions are reinvested, the total value of an account will not be affected because, although the shares will have a lower price, there will be correspondingly more of them.
TRANSACTION DETAILS
THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open. FSC normally calculates Initial Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.
A CLASS'S NAV is the value of a single share. The NAV of Initial Class is computed by adding Initial Class's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Initial Class's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Initial Class, and dividing the result by the number of Initial Class shares of the fund that are outstanding.
The fund's assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.
A CLASS'S OFFERING PRICE (price to buy one share) is its NAV. A class's REDEMPTION PRICE (price to sell one share) is its NAV.
THE FUND RESERVES THE RIGHT to suspend the offering of shares for a period of time. The fund also reserves the right to reject any specific purchase order. Purchase orders may be refused if, in FMR's opinion, they would disrupt management of the fund.
INVESTMENTS AND REDEMPTIONS. Investments may be made only by separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. Please refer to the prospectus of your insurance company's separate account for information on how to invest in and redeem from the fund.
Each participating insurance company receives orders from its variable contract owners to purchase or redeem shares of the fund each business day. That night, all orders received by that insurance company on that business day are aggregated, and the insurance company places a net purchase or redemption order for shares of the fund the morning of the next business day. These orders are generally executed at the NAV that was computed at the close of the previous business day in order to provide a match between the variable contract owners' orders to the insurance companies and the insurance companies' orders to the fund. In some cases, an insurance company's order for fund shares may be executed at the NAV next computed after the order is actually transmitted to the fund.
Redemption proceeds will normally be wired to the insurance company on the next business day after receipt of the redemption instructions by the fund, but in no event later than 7 days following receipt of instructions. The fund may suspend redemptions or postpone payment dates on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
This prospectus is printed on recycled paper using soy-based inks.


Please read this prospectus before investing, and keep it on file for future reference. It contains important information to help you decide if the fund's goal matches your own.
To learn more about the fund and its investments, you can obtain a copy of the fund's most recent financial report and portfolio listing, or a copy of the Statement of Additional Information (SAI) dated April 30, 1998. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity at 1-800-544-1916, or your insurance company.
Shares of the fund may be purchased only by the separate accounts of insurance companies, for the purpose of funding variable annuity and variable life insurance contracts. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus in conjunction with the prospectus of the separate account of the specific insurance product that accompanies this prospectus and keep them on file for future reference.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
THE FUND MAY INVEST SIGNIFICANTLY IN LOWER-QUALITY DEBT SECURITIES, SOMETIMES CALLED "JUNK BONDS." THESE SECURITIES CARRY GREATER RISKS, SUCH AS THE RISK OF DEFAULT, THAN OTHER DEBT SECURITIES.
Like all mutual funds, THESE
SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE
COMMISSION, NOR HAS THE
SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF
THIS PROSPECTUS. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.
VIP-HI-pro-0498
700554

VARIABLE
INSURANCE
PRODUCTS
FUND
INITIAL CLASS
Variable Insurance Products Fund (the Trust) is designed to provide investment vehicles for variable annuity and variable life insurance contracts of various insurance companies. High Income Portfolio is a fund of the Trust.
HIGH INCOME PORTFOLIO seeks high current income by investing mainly in high-yielding debt securities, with an emphasis on lower-quality securities.
PROSPECTUS
APRIL 30, 1998(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA
02109
CONTENTS


KEY FACTS                  THE FUND AT A GLANCE

                           WHO MAY WANT TO INVEST

                           FINANCIAL HIGHLIGHTS A summary of the fund's financial data.

THE FUND IN DETAIL         CHARTER How the fund is organized.

                           INVESTMENT PRINCIPLES AND RISKS The fund's overall approach to investing.

                           BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.

                           PERFORMANCE

ACCOUNT POLICIES           DISTRIBUTIONS AND TAXES

                           TRANSACTION DETAILS Share price calculations and the timing of purchases and redemptions.

                           APPENDIX


KEY FACTS

THE FUND AT A GLANCE
High Income Portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts of various insurance companies.
MANAGEMENT: Fidelity Management & Research Company (FMR) is the management arm of Fidelity Investments, which was established in 1946 and is now America's largest mutual fund manager.
GOAL: High current income. As with any mutual fund, there is no assurance that the fund will achieve its goal.
STRATEGY: Invests mainly in high-yielding debt securities, with an emphasis on lower-quality securities.
SIZE: As of December 31, 1997, the fund had over $2.3 billion in assets.
WHO MAY WANT TO INVEST
The fund is designed for investors who want high current income with some potential for capital growth from a portfolio of lower-quality debt securities and income-producing equity securities. The fund may be appropriate for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt, including defaulted securities. Investors must be willing to accept the fund's greater price movements and credit risks.
The value of the fund's investments and the income they generate will vary from day to day, and generally reflect interest rates, market conditions, and other economic and political news. When fund shares are redeemed, they may be worth more or less than their original cost. By itself, the fund does not constitute a balanced investment plan. The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio. Initial Class shares, the original class of shares, are offered at net asset value and are not subject to a 12b-1 fee. Service Class shares are offered at net asset value and are subject to a 12b-1 fee. Because Initial Class shares are not subject to a 12b-1 fee, Initial Class shares are expected to have a higher total return than Service Class shares (excluding charges and expenses attributable to any particular insurance product). Insurance companies may obtain more information about Service Class shares, which are not offered through this prospectus, by calling Fidelity at 1-800-544-1916.
THE SPECTRUM OF FIDELITY FUNDS
BROAD CATEGORIES OF FIDELITY FUNDS ARE PRESENTED
HERE IN ORDER OF ASCENDING RISK. GENERALLY,
INVESTORS SEEKING TO MAXIMIZE RETURN MUST ASSUME
GREATER RISK. HIGH INCOME PORTFOLIO IS IN THE
INCOME CATEGORY.
(SOLID BULLET) MONEY MARKET SEEKS INCOME AND STABILITY BY
INVESTING IN HIGH-QUALITY, SHORT-TERM INVESTMENTS.
 INCOME SEEKS INCOME BY INVESTING IN BONDS.
(SOLID BULLET) ASSET ALLOCATION SEEKS HIGH TOTAL RETURN WITH
REDUCED RISK THROUGH A MIX OF STOCKS, BONDS, AND
SHORT-TERM AND MONEY MARKET INSTRUMENTS.
(SOLID BULLET) GROWTH AND INCOME SEEKS LONG-TERM GROWTH
AND INCOME BY INVESTING IN STOCKS AND BONDS.
(SOLID BULLET) GROWTH SEEKS LONG-TERM GROWTH BY INVESTING
MAINLY IN STOCKS.
3
FINANCIAL HIGHLIGHTS
The financial highlights table that follows has been audited by Coopers & Lybrand L.L.P., independent accountants. The fund's financial highlights, financial statements, and report of the auditor are included in the fund's Annual Report and are incorporated by reference into (are legally a part of) the fund's SAI.
SELECTED PER-SHARE DATA



21.Years ended December
31            1997       1996       1995       1994       1993       1992       1991      1990       1989       1988

22.Net asset value, beginning of
period       $ 12.520   $ 12.050   $ 10.750   $ 11.990   $ 10.820   $ 9.550    $ 7.070   $ 8.110    $ 9.660    $ 9.680

23.Income from Investment
Operations     1.124C     .927       .856       .770       .728       .790       .890      .858       1.202      1.110
 Net investment income

24. Net realized and unrealized gain
(loss)          .936       .643       1.224      (.910)     1.332      1.290      1.590     (1.040)    (1.550)    (.020)

25. Total from investment
operations      2.060      1.570      2.080      (.140)     2.060      2.080      2.480     (.182)     (.348)     1.090

26.Less
Distributions   (.890)     (.920)     (.780)     (.730)     (.794)     (.810)     --        (.858)     (1.202)    (1.110)
 From net investment income

27. In excess of net investment
income          --         --         --         --         (.036)     --         --        --         --         --

28. From net realized
gain            (.110)     (.180)     --         (.370)     (.060)     --         --        --         --         --

29. Total
distributions   (1.000)    (1.100)    (.780)     (1.100)    (.890)     (.810)     --        (.858)     (1.202)    (1.110)

30.Net asset value, end of
period         $ 13.58    $ 12.520   $ 12.050   $ 10.750   $ 11.990   $ 10.820   $ 9.550   $ 7.070    $ 8.110    $ 9.660

31.Total
returnA,B      17.67%     14.03%     20.72%     (1.64)     20.40%     23.17%     35.08%    (2.23)     (4.17)     11.64%
                                                %                                          %          %

32.RATIOS AND SUPPLEMENTAL DATA


33.Net assets, end of period
(In millions)  $ 2,330   $ 1,589   $ 1,040   $ 569    $ 464    $ 201     $ 70      $ 30      $ 34      $ 30

34.Ratio of expenses to average net
assets        .71%      .71%      .71%      .71%     .64%     .67%      .97%      1.00%     .93%      .99%
               D                            D

35.Ratio of net investment income to average
net           8.88%     9.09%     9.32%     8.75%    8.69%    10.98%    12.94%    11.36%    12.94%    11.41%
assets

36.Portfolio turnover
rate          118%      123%      132%      122%     155%     160%      154%      156%      124%      139%

37.Average commission
rateE        $ .0389   $ .0370


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
THE FUND IN DETAIL

CHARTER
HIGH INCOME PORTFOLIO IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. The fund is a diversified fund of Variable Insurance Products Fund (VIP), an open-end management investment company organized as a Massachusetts business trust on November 13, 1981.
THE FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUND MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. An insurance company issuing a variable contract that participates in the fund will vote shares held in its separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations thereof, a participating insurance company is required to request voting instructions from policyowners and must vote shares in the separate account in proportion to the voting instructions received. Your insurance company is entitled to one vote for each share it owns. For a further discussion, please refer to your insurance company's separate account prospectus. Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The fund employs various Fidelity companies to perform activities required for its operation.
The fund is managed by FMR, which chooses the fund's investments and handles its business affairs. Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, and Fidelity Management & Research (Far East) Inc. (FMR Far East), in Tokyo, Japan, assist FMR with foreign investments.
Barry Coffman is Vice President and manager of VIP: High Income Portfolio, which he has managed since August 1990. He also co-manages other Fidelity funds. Mr. Coffman joined Fidelity as an analyst in 1986.
The fund has an investment objective similar to that of an existing Fidelity fund. The fund's objective is most similar to that of Spartan High Income Fund. The performance of a separate account investing in the fund is not expected to be the same as the performance of the fund due in part to dissimilarities in their investments. Various insurance-related costs at the insurance company's separate account will also affect performance.
The fund sells its shares to separate accounts of insurance companies that are both affiliated and unaffiliated with FMR. The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to arise, one or more insurance companies' separate accounts might be required to withdraw its investments in the fund and shares of another fund may be substituted. This might force the fund to sell securities at disadvantageous prices. In addition, the Board of Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.

FIDELITY FACTS
Fidelity offers the broadest selection of mutual funds in the world.
(solid bullet) Number of Fidelity mutual funds: over 226
(solid bullet) Assets in Fidelity mutual funds: over $529 billion
(solid bullet) Number of shareholder accounts: over 34 million
(solid bullet) Number of investment analysts and portfolio managers: over 265

3
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for Initial Class of the fund.
FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out the fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
BOND FUNDS IN GENERAL. The yield and share price of a bond fund change daily based on changes in interest rates and market conditions, and in response to other economic, political or financial events. The types and maturities of the securities a bond fund purchases and the credit quality of their issuers will impact a bond fund's reaction to these events.
INTEREST RATE RISK. In general, bond prices rise when interest rates fall and fall when interest rates rise. Longer-term bonds are usually more sensitive to interest rate changes. In other words, the longer the maturity of a bond, the greater the impact a change in interest rates is likely to have on the bond's price. In addition, short-term interest rates and long-term interest rates do not necessarily move in the same amount or in the same direction. A short-term bond tends to react to changes in short-term interest rates and a long-term bond tends to react to changes in long-term interest rates.
ISSUER RISK. The price of a bond is affected by the credit quality of its issuer. Changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds.
THE FUND seeks high current income by investing primarily in all types of income-producing debt securities, preferred stocks, and convertible securities. FMR normally invests at least 65% of the fund's total assets in these securities. In choosing investments, the fund also considers growth of capital. The fund may also invest in futures contracts and other derivatives to adjust its investment exposure. Although the fund has no limits on the quality and maturity of its investments, its strategy typically leads to lower-quality, fixed-income securities. These investments may present the risk of default or may be in default. If consistent with its investment objective, however, the fund can also invest in common stocks, other equity securities, and debt securities not currently paying interest but which are expected to do so in the future. Performance is also especially affected by individual company news. The success of the fund's investment strategy depends on FMR's analysis of a company's relative values and its potential for success in light of its current financial situation, its industry position, economic conditions, and interest rate trends.
FMR may use various techniques to hedge a portion of the fund's risks, but there is no guarantee that these strategies will work as intended. Of course, when fund shares are redeemed, they may be worth more or less than their original cost.
FMR normally invests the fund's assets according to its investment strategy. The fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of the fund's limitations and more detailed information about the fund's investments are contained in the fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with the fund's investment objective and policies and that doing so will help the fund achieve its goal. Fund holdings and recent investment strategies are detailed in the fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, contact your insurance company.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: The fund may invest up to 20% of its total assets in common stocks and other equity securities.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes.
Lower-quality debt securities are considered to have speculative characteristics, and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general or regional economic difficulty. Lower-quality securities may be thinly-traded, making them difficult to sell promptly at an acceptable price. Adverse publicity and changing investor perceptions may affect the ability to obtain prices for or to sell these securities.
The default rate of lower-quality debt securities is likely to be higher when issuers have difficulty meeting projected goals or obtaining additional financing. This could occur during economic recessions or periods of high interest rates. If an issuer defaults, the fund may try to protect the interests of security holders if it determines such action to be in the interest of its shareholders.
The following table provides a summary of ratings assigned to debt holdings (not including money market instruments) in the fund's portfolio. These figures are dollar-weighted averages of month-end portfolio holdings during the fiscal year ended December 31, 1997, and are presented as a percentage of total security investments. These percentages are historical and do not necessarily indicate the fund's current or future debt holdings.
FISCAL YEAR ENDED DECEMBER 31, 1997 DEBT HOLDINGS, BY RATING
 MOODY'S
 INVESTORS SERVICE STANDARD & POOR'S
 (AS A % OF INVESTMENTS) (AS A % OF INVESTMENTS)
 Rating  Average of Rating  Average of
   total investments   total
investments
INVESTMENT GRADE
Highest quality Aaa  0.99% AAA  0.99%
High quality Aa  0.00% AA  0.00%
Upper-medium grade A  0.00% A  0.00%
Medium grade Baa  0.00% BBB  0.59%
LOWER QUALITY
Moderately speculative Ba  6.41% BB  7.85%
Speculative B  49.29% B  49.18%
Highly speculative Caa  7.14% CCC  5.08%
Poor quality Ca  0.02% CC  0.45%
Lowest quality, no interest C  0.00% C  0.00%
In default, in arrears --  0.00% D  0.00%
REFER TO THE APPENDIX FOR A MORE COMPLETE DISCUSSION OF THESE RATINGS. THE FUND DOES NOT NECESSARILY RELY ON THE RATINGS OF MOODY'S OR S&P TO DETERMINE COMPLIANCE WITH ITS DEBT QUALITY POLICY. SECURITIES
NOT RATED BY MOODY'S OR S&P AMOUNTED TO 3.79% OF THE FUND'S INVESTMENTS. THIS PERCENTAGE MAY INCLUDE SECURITIES RATED BY OTHER NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS, AS WELL AS UNRATED SECURITIES. UNRATED LOWER-QUALITY SECURITIES AMOUNTED TO
3.79% OF THE FUND'S INVESTMENTS.
FOR FOREIGN GOVERNMENT SECURITIES NOT INDIVIDUALLY RATED BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION, FMR ASSIGNS
THE RATING OF THE SOVEREIGN CREDIT OF THE ISSUING GOVERNMENT.

U.S. GOVERNMENT SECURITIES are high-quality debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.
FOREIGN EXPOSURE. Securities issued by foreign entities, including foreign governments, corporations, and banks, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. Extensive public information about the foreign entity may not be available, and unfavorable political, economic, or governmental developments in the foreign country involved could affect the repayment of principal or payment of interest.
RESTRICTIONS: FMR limits the amount of the fund's assets that may be invested in foreign securities to 50%.
ASSET-BACKED SECURITIES include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, these securities may be subject to prepayment risk.
MORTGAGE SECURITIES include interests in pools of commercial or residential mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage securities may be issued by agencies or instrumentalities of the U.S. Government or by private entities.
The price of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their price highly volatile. Also, mortgage securities, especially stripped mortgage-backed securities, are subject to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
ADJUSTING INVESTMENT EXPOSURE. The fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing indexed securities, and selling securities short.
FMR can use these practices to adjust the risk and return characteristics of the fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with the fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for the fund, or there may be a requirement that the fund supply additional cash to a borrower on demand.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to the fund.
RESTRICTIONS: The fund may not purchase a security if, as a result, more than 15% of its assets would be invested in illiquid securities. WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at a later date than is customary for that type of security. The market value of the security could change during this period.
CASH MANAGEMENT. The fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change. DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry.
RESTRICTIONS: With respect to 75% of its total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities.
The fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.
BORROWING. The fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering the fund's securities. The fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of the fund's total assets.
INTERNAL REVENUE SERVICE (IRS) LIMITATIONS. In addition to the above, the fund also follows certain limitations imposed by the IRS on separate accounts of insurance companies relating to the tax-deferred status of variable contracts. More specific information may be contained in your insurance company's separate account prospectus. FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
The fund seeks a high level of current income by investing primarily in high yielding, fixed-income securities, while also considering growth of capital.
With respect to 75% of its total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities.
The fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.
The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets.
Loans, in the aggregate, may not exceed 33% of the fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the fund pays fees related to its daily operations. Expenses paid out of Initial Class's assets are reflected in its share price.
The fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services. The fund also pays OTHER EXPENSES, which are explained on page .
FMR may, from time to time, agree to reimburse the fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by the fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease the fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, multiplying the result by the fund's monthly average net assets, and dividing by twelve.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.
For December 1997, the group fee rate was 0.14%. The individual fund fee rate is 0.45%. The total management fee for the fiscal year ended December 31, 1997, was 0.59% of the fund's average net assets.
FMR HAS SUB-ADVISORY AGREEMENTS with FMR U.K. and FMR Far East. These sub-advisers provide FMR with investment research and advice on issuers based outside the United States. Under the sub-advisory agreements, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its management fee rate with respect to the fund's investments that the sub-adviser manages on a discretionary basis.
For the fiscal year ended December 31, 1997, FMR paid no fees to FMR U.K. or FMR Far East on behalf of the fund.
OTHER EXPENSES
While the management fee is a significant component of the fund's annual operating costs, the fund has other expenses as well.
FIIOC performs transfer agency, dividend disbursing, and shareholder servicing functions for Initial Class of the fund. Fidelity Service Company, Inc. (FSC) calculates the net asset value per share (NAV) and dividends for Initial Class of the fund, maintains the fund's general accounting records, and administers the fund's securities lending program.
For the fiscal year ended December 31, 1997, Initial Class of the fund paid fees equal to 0.07% of Initial Class's average net assets for transfer agency and related services, and the fund paid fees equal to 0.04% of the fund's average net assets for pricing and bookkeeping services. These amounts are before expense reductions, if any.
For the fiscal year ended December 31, 1997, Initial Class's total expenses amounted to 0.71% of Initial Class's average net assets. Effective September 19, 1985, FMR has voluntarily agreed to reimburse Initial Class of the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.00%. The fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by the fund to reduce the fund's custodian or transfer agent fees.
Initial Class shares of the fund have adopted a DISTRIBUTION AND SERVICE PLAN. This Plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of Initial Class shares. FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, Initial Class shares. Currently, the Board of Trustees has authorized such payments.
The fund's portfolio turnover rate for the fiscal year ended December 31, 1997 was 118%. This rate varies from year to year. High turnover rates increase transaction costs. FMR considers this effect when evaluating the anticipated benefits of short-term investing. PERFORMANCE
The fund's total return and yield may be quoted in advertising in accordance with current law and interpretations thereof.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. YIELD refers to the income generated by an investment in the fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to policyholders.
In calculating yield, the fund may from time to time use a security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing the fund's yield.
The fund's recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For additional performance information, contact your insurance company for a free annual report.
TOTAL RETURNS AND YIELDS QUOTED FOR A CLASS INCLUDE THE CLASS'S EXPENSES, BUT MAY NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR INSURANCE PRODUCT. BECAUSE SHARES OF THE FUND MAY BE PURCHASED ONLY THROUGH VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS, YOU SHOULD CAREFULLY REVIEW THE PROSPECTUS OF THE INSURANCE PRODUCT YOU HAVE CHOSEN FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. Excluding these charges from quotations of a class's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing the fund's performance to that of other mutual funds.
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
ACCOUNT POLICIES

DISTRIBUTIONS AND TAXES
For a discussion of the tax status of your variable insurance contract, refer to the prospectus of your insurance company's separate account. It is suggested you keep all statements you receive to assist in your personal recordkeeping.
It is expected that shares of the fund will be held under the terms of variable annuity and variable life insurance contracts. Under current tax law, dividend or capital gain distributions from the fund are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59. The fund is treated as a separate entity for federal income tax purposes. The fund intends to pay out all of its net investment income and net realized capital gains, if any, for each year. Dividends from the fund will be distributed at least annually. Normally, net realized capital gains, if any, are distributed each year for the fund. Such income and capital gain distributions are automatically reinvested in additional shares of the same class of the fund. The fund makes dividend and capital gain distributions on a per-share basis for each class. After each distribution from the fund, the fund's share price drops by the amount of the distribution. Because dividend and capital gain distributions are reinvested, the total value of an account will not be affected because, although the shares will have a lower price, there will be correspondingly more of them.
TRANSACTION DETAILS
THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open. FSC normally calculates Initial Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.
A CLASS'S NAV is the value of a single share. The NAV of Initial Class is computed by adding Initial Class's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Initial Class's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Initial Class, and dividing the result by the number of Initial Class shares of the fund that are outstanding.
The fund's assets are valued on the basis of information furnished by a pricing service or market quotations, if available, or by another method that the Board of Trustees believes accurately reflects fair value. Short-term securities with remaining maturities of sixty days or less for which quotations and information furnished by a pricing service are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.
A CLASS'S OFFERING PRICE (price to buy one share) is its NAV. A class's REDEMPTION PRICE (price to sell one share) is its NAV.
THE FUND RESERVES THE RIGHT to suspend the offering of shares for a period of time. The fund also reserves the right to reject any specific purchase order. Purchase orders may be refused if, in FMR's opinion, they would disrupt management of the fund.
INVESTMENTS AND REDEMPTIONS. Investments may be made only by separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. Please refer to the prospectus of your insurance company's separate account for information on how to invest in and redeem from the fund.
Each participating insurance company receives orders from its variable contract owners to purchase or redeem shares of the fund each business day. That night, all orders received by that insurance company on that business day are aggregated, and the insurance company places a net purchase or redemption order for shares of the fund the morning of the next business day. These orders are generally executed at the NAV that was computed at the close of the previous business day in order to provide a match between the variable contract owners' orders to the insurance companies and the insurance companies' orders to the fund. In some cases, an insurance company's order for fund shares may be executed at the NAV next computed after the order is actually transmitted to the fund.
Redemption proceeds will normally be wired to the insurance company on the next business day after receipt of the redemption instructions by the fund, but in no event later than 7 days following receipt of instructions. The fund may suspend redemptions or postpone payment dates on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
APPENDIX
DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF CORPORATE BONDS Moody's ratings for obligations with an original remaining maturity in excess of one year fall within nine categories. They range from Aaa (highest quality) to C (lowest quality). Moody's applies numerical modifiers of 1, 2, or 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks on the lower end of its generic rating category.
AAA - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.
CAA - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds that are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
DESCRIPTION OF STANDARD & POOR'S RATINGS OF CORPORATE BONDS
Debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Ratings from AA to CCC may be modified by the addition of a plus sign (+) or minus sign (-) to show relative standing within the major rating categories. AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
This prospectus is printed on recycled paper using soy-based inks.


Please read this prospectus before investing, and keep it on file for future reference. It contains important information to help you decide if the fund's goal matches your own.
To learn more about the fund and its investments, you can obtain a copy of the fund's most recent financial report and portfolio listing, or a copy of the Statement of Additional Information (SAI) dated April 30, 1998. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity at 1-800-544-1916, or your insurance company.
Shares of the fund may be purchased only by the separate accounts of insurance companies, for the purpose of funding variable annuity and variable life insurance contracts. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus in conjunction with the prospectus of the separate account of the specific insurance product that accompanies this prospectus and keep them on file for future reference.
INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
like all mutual funds, THESE
SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE
COMMISSION, NOR HAS THE
SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF
THIS PROSPECTUS. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.
VIP-MM-pro-0498
700550

VARIABLE
INSURANCE
PRODUCTS
FUND
INITIAL CLASS
Variable Insurance Products Fund (the Trust) is designed to provide investment vehicles for variable annuity and variable life insurance contracts of various insurance companies. Money Market Portfolio is a fund of the Trust.
MONEY MARKET PORTFOLIO seeks high current income while maintaining a stable $1.00 share price by investing in a broad range of money market securities.
PROSPECTUS
APRIL 30, 1998(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA
02109
CONTENTS


KEY FACTS                  THE FUND AT A GLANCE

                           WHO MAY WANT TO INVEST

                           FINANCIAL HIGHLIGHTS A summary of the fund's financial data.

THE FUND IN DETAIL         CHARTER How the fund is organized.

                           INVESTMENT PRINCIPLES AND RISKS The fund's overall approach to investing.

                           BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.

                           PERFORMANCE

ACCOUNT POLICIES           DISTRIBUTIONS AND TAXES

                           TRANSACTION DETAILS Share price calculations and the timing of purchases and redemptions.


KEY FACTS

THE FUND AT A GLANCE
Money Market Portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts of various insurance companies.
MANAGEMENT: Fidelity Management & Research Company (FMR) is the management arm of Fidelity Investments, which was established in 1946 and is now America's largest mutual fund manager. Fidelity Investments Money Management, Inc. (FIMM), a subsidiary of FMR, chooses investments for the fund.
GOAL: Income while maintaining a stable $1.00 share price. As with any mutual fund, there is no assurance that the fund will achieve its goal.
STRATEGY: Invests in high-quality, short-term money market securities of all types.
SIZE: As of December 31, 1997, the fund had over $1.0 billion in assets.
WHO MAY WANT TO INVEST
The fund may be appropriate for investors who would like to earn income at current money market rates while preserving the value of their investment. The fund is managed to keep its share price stable at $1.00. The rate of income will vary from day to day, generally reflecting short-term interest rates. The fund does not constitute a balanced investment plan. However, because it emphasizes stability, it could be well-suited for a portion of your investments.



THE SPECTRUM OF FIDELITY FUNDS
BROAD CATEGORIES OF FIDELITY FUNDS ARE PRESENTED
HERE IN ORDER OF ASCENDING RISK. GENERALLY,
INVESTORS SEEKING TO MAXIMIZE RETURN MUST
ASSUME GREATER RISK. MONEY MARKET PORTFOLIO IS IN
THE MONEY MARKET CATEGORY.
 MONEY MARKET SEEKS INCOME AND STABILITY BY
INVESTING IN HIGH-QUALITY, SHORT-TERM INVESTMENTS.
(SOLID BULLET) INCOME SEEKS INCOME BY INVESTING IN BONDS.
(SOLID BULLET) ASSET ALLOCATION SEEKS HIGH TOTAL RETURN WITH
REDUCED RISK THROUGH A MIX OF STOCKS, BONDS, AND
SHORT-TERM AND MONEY MARKET INSTRUMENTS.
(SOLID BULLET) GROWTH AND INCOME SEEKS LONG-TERM GROWTH
AND INCOME BY INVESTING IN STOCKS AND BONDS.
(SOLID BULLET) GROWTH SEEKS LONG-TERM GROWTH BY INVESTING
MAINLY IN STOCKS.
3
FINANCIAL HIGHLIGHTS
The financial highlights table that follows has been audited by Coopers & Lybrand L.L.P., independent accountants. The fund's financial highlights, financial statements, and report of the auditor are included in the fund's Annual Report and are incorporated by reference into (are legally a part of) the fund's SAI.
SELECTED PER-SHARE DATA



38.Years ended December
31                     1997      1996      1995      1994      1993      1992      1991      1990      1989      1988

39.Net asset value, beginning of
period                $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000

40.Income from Investment
Operations            .053      .052      .057      .042      .032      .038      .059      .078      .087      .071
 Net interest income

41.Less Distributions    (.053)    (.052)    (.057)    (.042)    (.032)    (.038)    (.059)    (.078)    (.087)    (.071)
 From net interest income

42.Net asset value, end of
period                  $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000

43.Total returnA,B      5.51%     5.41%     5.87%     4.25%     3.23%     3.90%     6.09%     8.04%     9.12%     7.39%

44.RATIOS AND SUPPLEMENTAL DATA

45.Net assets, end of period (In
millions)              $ 1,021   $ 1,126   $ 809    $ 749    $ 353    $ 301    $ 271    $ 255    $ 143    $ 106

46.Ratio of expenses to average net
assets                 .31%      .30%      .33%     .27%     .22%C    .24%     .38%     .56%     .67%     .60%

47.Ratio of net interest income to average
net                    5.32%     5.28%     5.72%    4.32%    3.16%    3.85%    5.93%    7.76%    8.70%    7.16%
assets


F TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
G THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
H FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
THE FUND IN DETAIL

CHARTER
MONEY MARKET PORTFOLIO IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. The fund is a diversified fund of Variable Insurance Products Fund (VIP), an open-end management investment company organized as a Massachusetts business trust on November 13, 1981.
THE FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUND MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. An insurance company issuing a variable contract that participates in the fund will vote shares held in its separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations thereof, a participating insurance company is required to request voting instructions from policyowners and must vote shares in the separate account in proportion to the voting instructions received. Your insurance company is entitled to one vote for each share it owns. For a further discussion, please refer to your insurance company's separate account prospectus.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The fund employs various Fidelity companies to perform activities required for its operation.
The fund is managed by FMR, which handles the fund's business affairs. FIMM, located in Merrimack, New Hampshire, has primary responsibility for providing investment management services.
The fund has an investment objective similar to that of an existing Fidelity fund. The fund's objective is most similar to that of Fidelity Cash Reserves. The performance of a separate account investing in the fund is not expected to be the same as the performance of the fund due in part to dissimilarities in their investments. Various insurance-related costs at the insurance company's separate account will also affect performance.
The fund sells its shares to separate accounts of insurance companies that are both affiliated and unaffiliated with FMR. The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to arise, one or more insurance companies' separate accounts might be required to withdraw its investments in the fund and shares of another fund may be substituted. This might force the fund to sell securities at disadvantageous prices. In addition, the Board of Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.


3
FIDELITY FACTS
Fidelity offers the broadest selection of mutual funds in the world.
(solid bullet) Number of Fidelity mutual funds: over 226
(solid bullet) Assets in Fidelity mutual funds: over $529 billion
(solid bullet) Number of shareholder accounts: over 34 million
(solid bullet) Number of investment analysts and portfolio managers: over 265
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for Initial Class of the fund.
FMR Corp. is the ultimate parent company of FMR and FIMM. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940
Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out the fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
The fund seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in high-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. The fund also may enter into reverse repurchase agreements.
The fund complies with industry-standard requirements on the quality, maturity, and diversification of its investments, which are designed to help maintain a stable $1.00 share price. Of course, there is no guarantee that the fund will maintain a stable $1.00 share price. The fund will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities it buys. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the fund's investments could cause its share price (and the value of an investment) to change.
The fund earns income at current money market rates. It stresses income, preservation of capital, and liquidity, and does not seek the higher yields or capital appreciation that more aggressive investments may provide. The fund's yield will vary from day to day and generally reflects current short-term interest rates and other market conditions.
It is important to note that neither the fund nor its yield is insured or guaranteed by the U.S. Government.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of the fund's limitations and more detailed information about the fund's investments are contained in the fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with the fund's investment objective and policies and that doing so will help the fund achieve its goal. Fund holdings and recent investment strategies are detailed in the fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, contact your insurance company.
MONEY MARKET SECURITIES are high-quality, short-term instruments issued by the U.S. Government, corporations, financial institutions, and other entities. These securities may carry fixed, variable, or floating interest rates. Money market securities may be structured or may employ a trust or similar structure so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result.
U.S. GOVERNMENT MONEY MARKET SECURITIES are short-term debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities such as those issued by the Federal Farm Credit Banks Funding Corporation are supported only by the credit of the entity that issued them.
CREDIT AND LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and the fund's share price.
FOREIGN EXPOSURE. Securities issued by foreign entities, including foreign governments, corporations, and banks, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. Likewise, securities for which foreign entities provide credit or liquidity support may involve different risks than those supported by domestic entities. Extensive public information about the foreign entity may not be available, and unfavorable political, economic, or governmental developments in the foreign country involved could affect the repayment of principal or payment of interest.
ASSET-BACKED SECURITIES include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets. OTHER MONEY MARKET SECURITIES may include commercial paper, certificates of deposit, bankers' acceptances, and time deposits.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or another party. In exchange for this benefit, the fund may accept a lower interest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to the fund.
RESTRICTIONS: The fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities. WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at a later date than is customary for that type of security. The market value of the security could change during this period.
FINANCIAL SERVICES INDUSTRY. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. If a fund invests substantially in this industry, its performance may be affected by conditions affecting the industry.
RESTRICTIONS: The fund will invest more than 25% of its total assets in the financial services industry.
CASH MANAGEMENT. The fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates on a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: The fund does not currently intend to invest in a money market fund.
DIVERSIFICATION. Diversifying the fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry.
RESTRICTIONS: The fund may not invest more than 5% of its total assets in any one issuer, except that the fund may invest up to 10% of its total assets in certain other money market funds and in the highest quality securities of a single issuer for up to three business days. These limitations do not apply to U.S. Government securities. BORROWING. The fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.
RESTRICTIONS: The fund may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets.
LENDING. The fund may lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of the fund's total assets.
INTERNAL REVENUE SERVICE (IRS) LIMITATIONS. In addition to the above, the fund also follows certain limitations imposed by the IRS on separate accounts of insurance companies relating to the tax-deferred status of variable contracts. More specific information may be contained in your insurance company's separate account prospectus. FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in money market instruments.
The fund will invest more than 25% of its total assets in the financial services industry.
The fund may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 33% of its total assets.
Loans, in the aggregate, may not exceed 33% of the fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the fund pays fees related to its daily operations. Expenses paid out of Initial Class's assets are reflected in its share price.
The fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides assistance with these services. The fund also pays OTHER EXPENSES, which are explained at right.
FMR may, from time to time, agree to reimburse the fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by the fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease the fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fee is calculated by multiplying the sum of two components by the fund's average net assets and adding an income-based fee.
One component, the group fee rate, is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.
The other component, the individual fund fee rate, is 0.03%. The income-based fee is 6% of the fund's gross income in excess of a 5% yield and cannot rise above 0.24% of the fund's average net assets. For December 1997, the group fee rate was 0.14%. The total management fee for the fiscal year ended December 31, 1997 was 0.21% of the fund's average net assets.
FIMM IS THE FUND'S SUB-ADVISER and has primary responsibility for managing its investments. FMR is responsible for providing other management services. FMR pays FIMM 50% of its management fee (before expense reimbursements) for FIMM's services. FMR paid FMR Texas Inc., the predecessor company to FIMM, a fee equal to 0.10% of the fund's average net assets for the fiscal year ended December 31, 1997.
OTHER EXPENSES
While the management fee is a significant component of the fund's annual operating costs, the fund has other expenses as well.
FIIOC performs transfer agency, dividend disbursing, and shareholder servicing functions for Initial Class of the fund. Fidelity Service Company, Inc. (FSC) calculates the net asset value per share (NAV) and dividends for Initial Class of the fund and maintains the fund's general accounting records.
For the fiscal year ended December 31, 1997, Initial Class of the fund paid fees equal to 0.07% of Initial Class's average net assets for transfer agency and related services, and the fund paid fees equal to 0.01% of the fund's average net assets for pricing and bookkeeping services. These amounts are before expense reductions, if any.
For the fiscal year ended December 31, 1997, Initial Class's total expenses amounted to 0.31% of Initial Class's average net assets.
The fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity.
Initial Class shares of the fund have adopted a DISTRIBUTION AND SERVICE PLAN. This Plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of Initial Class shares. FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, Initial Class shares. Currently, the Board of Trustees has authorized such payments.
PERFORMANCE
The fund's total return and yield may be quoted in advertising in accordance with current law and interpretations thereof.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. YIELD refers to the income generated by an investment in the fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD.
SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.
The fund's recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For additional performance information, contact your insurance company for a free annual report.
TOTAL RETURNS AND YIELDS QUOTED FOR A CLASS INCLUDE THE CLASS'S EXPENSES, BUT MAY NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR INSURANCE PRODUCT. BECAUSE SHARES OF THE FUND MAY BE PURCHASED ONLY THROUGH VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS, YOU SHOULD CAREFULLY REVIEW THE PROSPECTUS OF THE INSURANCE PRODUCT YOU HAVE CHOSEN FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. Excluding these charges from quotations of a class's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing the fund's performance to that of other mutual funds.
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
ACCOUNT POLICIES

DISTRIBUTIONS AND TAXES
For a discussion of the tax status of your variable insurance contract, refer to the prospectus of your insurance company's separate account. It is suggested you keep all statements you receive to assist in your personal recordkeeping.
It is expected that shares of the fund will be held under the terms of variable annuity and variable life insurance contracts. Under current tax law, dividend or capital gain distributions from the fund are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59. The fund is treated as a separate entity for federal income tax purposes. The fund intends to pay out all of its net investment income and net realized capital gains, if any, for each year. Dividends from the fund are declared daily and paid monthly. Normally, net realized capital gains, if any, are distributed each year for the fund. Such income and capital gain distributions are automatically reinvested in additional shares of the same class of the fund. After each distribution from the fund, the fund's share price drops by the amount of the distribution. Because dividend and capital gain distributions are reinvested, the total value of an account will not be affected because, although the shares will have a lower price, there will be correspondingly more of them.
TRANSACTION DETAILS
THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open. FSC normally calculates Initial Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.
A CLASS'S NAV is the value of a single share. The NAV of Initial Class is computed by adding Initial Class's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Initial Class's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Initial Class, and dividing the result by the number of Initial Class shares of the fund that are outstanding.
Like most money market funds, the fund values the securities it owns on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps the fund maintain a stable $1.00 share price.
A CLASS'S OFFERING PRICE (price to buy one share) is its NAV. A class's REDEMPTION PRICE (price to sell one share) is its NAV.
THE FUND RESERVES THE RIGHT to suspend the offering of shares for a period of time. The fund also reserves the right to reject any specific purchase order. Purchase orders may be refused if, in FMR's opinion, they would disrupt management of the fund.
INVESTMENTS AND REDEMPTIONS. Investments may be made only by separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. Please refer to the prospectus of your insurance company's separate account for information on how to invest in and redeem from the fund.
Each participating insurance company receives orders from its variable contract owners to purchase or redeem shares of the fund each business day. That night, all orders received by that insurance company on that business day are aggregated, and the insurance company places a net purchase or redemption order for shares of the fund the morning of the next business day. These orders are generally executed at the NAV that was computed at the close of the previous business day in order to provide a match between the variable contract owners' orders to the insurance companies and the insurance companies' orders to the fund. In some cases, an insurance company's order for fund shares may be executed at the NAV next computed after the order is actually transmitted to the fund.
Redemption proceeds will normally be wired to the insurance company on the next business day after receipt of the redemption instructions by the fund, but in no event later than 7 days following receipt of instructions. The fund may suspend redemptions or postpone payment dates on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
This prospectus is printed on recycled paper using soy-based inks.


Please read this prospectus before investing, and keep it on file for future reference. It contains important information to help you decide if the fund's goal matches your own.
To learn more about the fund and its investments, you can obtain a copy of the fund's most recent financial report and portfolio listing, or a copy of the Statement of Additional Information (SAI) dated April 30, 1998. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity at 1-800-544-1916, or your insurance company.
Shares of the fund may be purchased only by the separate accounts of insurance companies, for the purpose of funding variable annuity and variable life insurance contracts. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus in conjunction with the prospectus of the separate account of the specific insurance product that accompanies this prospectus and keep them on file for future reference.
INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
like all mutual funds,
THESE SECURITIES HAVE NOT
BEEN APPROVED OR
DISAPPROVED BY THE
SECURITIES AND EXCHANGE
COMMISSION, NOR HAS THE
SECURITIES AND EXCHANGE
COMMISSION PASSED UPON
THE ACCURACY OR
ADEQUACY OF THIS
PROSPECTUS. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.
VIP-MM-smpro-0498

VARIABLE
INSURANCE
PRODUCTS
FUND
INITIAL CLASS
Variable Insurance Products Fund (the Trust) is designed to provide investment vehicles for variable annuity and variable life insurance contracts of various insurance companies. Money Market Portfolio is a fund of the Trust.
MONEY MARKET PORTFOLIO seeks high current income while maintaining a stable $1.00 share price by investing in a broad range of money market securities.
PROSPECTUS
APRIL 30, 1998(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA
02109
CONTENTS

KEY FACTS                  THE FUND AT A GLANCE

                           WHO MAY WANT TO INVEST

                           FINANCIAL HIGHLIGHTS A summary of
                           the fund's financial data.

THE FUND IN DETAIL         CHARTER How the fund is organized.

                           INVESTMENT PRINCIPLES AND RISKS
                           The fund's overall approach to
                           investing.

                           BREAKDOWN OF EXPENSES How
                           operating costs are calculated and
                           what they include.

                           PERFORMANCE

ACCOUNT POLICIES           DISTRIBUTIONS AND TAXES

                           TRANSACTION DETAILS Share price
                           calculations and the timing of
                           purchases and redemptions.

KEY FACTS

THE FUND AT A GLANCE
Money Market Portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts of various insurance companies.
MANAGEMENT: Fidelity Management & Research Company (FMR) is the management arm of Fidelity Investments, which was established in 1946 and is now America's largest mutual fund manager. Fidelity Investments Money Management, Inc. (FIMM), a subsidiary of FMR, chooses investments for the fund.
GOAL: Income while maintaining a stable $1.00 share price. As with any mutual fund, there is no assurance that the fund will achieve its goal.
STRATEGY: Invests in high-quality, short-term money market securities of all types.
SIZE: As of December 31, 1997, the fund had over $1.0 billion in assets.
WHO MAY WANT TO INVEST
The fund may be appropriate for investors who would like to earn income at current money market rates while preserving the value of their investment. The fund is managed to keep its share price stable at $1.00. The rate of income will vary from day to day, generally reflecting short-term interest rates. The fund does not constitute a balanced investment plan. However, because it emphasizes stability, it could be well-suited for a portion of your investments.
THE SPECTRUM OF
FIDELITY FUNDS
BROAD CATEGORIES OF FIDELITY
FUNDS ARE PRESENTED HERE IN
ORDER OF ASCENDING RISK.
GENERALLY, INVESTORS SEEKING TO
MAXIMIZE RETURN MUST ASSUME
GREATER RISK. MONEY MARKET
PORTFOLIO IS IN THE MONEY
MARKET CATEGORY.
 MONEY MARKET SEEKS
INCOME AND STABILITY BY
INVESTING IN HIGH-QUALITY,
SHORT-TERM INVESTMENTS.
(SOLID BULLET) INCOME SEEKS INCOME BY
INVESTING IN BONDS.
(SOLID BULLET) ASSET ALLOCATION SEEKS HIGH
TOTAL RETURN WITH REDUCED RISK
THROUGH A MIX OF STOCKS, BONDS,
AND SHORT-TERM AND MONEY
MARKET INSTRUMENTS.
(SOLID BULLET) GROWTH AND INCOME SEEKS
LONG-TERM GROWTH AND INCOME
BY INVESTING IN STOCKS AND
BONDS.
(SOLID BULLET) GROWTH SEEKS LONG-TERM
GROWTH BY INVESTING MAINLY IN
STOCKS.
3
FINANCIAL HIGHLIGHTS
The financial highlights table that follows has been audited by Coopers & Lybrand L.L.P., independent accountants. The fund's financial highlights, financial statements, and report of the auditor are included in the fund's Annual Report and are incorporated by reference into (are legally a part of) the fund's SAI.
SELECTED PER-SHARE DATA

48.Years ended        1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
December 31

49.Net asset          $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.000   $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
value, beginning      0         0         0         0                   0         0         0         0         0
of period

50.Income from         .053      .052      .057      .042      .032      .038      .059      .078      .087      .071
Investment
Operations
 Net interest
income

51.Less                (.053)    (.052)    (.057)    (.042)    (.032)    (.038)    (.059)    (.078)    (.087)    (.071)
Distributions
 From net interest
income

52.Net asset          $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.000   $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
value, end of         0         0         0         0                   0         0         0         0         0
period

53.Total returnA,B     5.51%     5.41%     5.87%     4.25%     3.23%     3.90%     6.09%     8.04%     9.12%     7.39%


54.RATIOS AND SUPPLEMENTAL DATA


55.Net assets, end    $ 1,02   $ 1,12   $ 809    $ 749    $ 353    $ 301    $ 271    $ 255    $ 143    $ 106
of period             1        6
(In millions)

56.Ratio of            .31%     .30%     .33%     .27%     .22%C    .24%     .38%     .56%     .67%     .60%
expenses to
average net assets

57.Ratio of net        5.32%    5.28%    5.72%    4.32%    3.16%    3.85%    5.93%    7.76%    8.70%    7.16%
interest income to
average net assets


I TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
J THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
K FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
THE FUND IN DETAIL

CHARTER
MONEY MARKET PORTFOLIO IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. The fund is a diversified fund of Variable Insurance Products Fund (VIP), an open-end management investment company organized as a Massachusetts business trust on November 13, 1981.
THE FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUND MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. An insurance company issuing a variable contract that participates in the fund will vote shares held in its separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations thereof, a participating insurance company is required to request voting instructions from policyowners and must vote shares in the separate account in proportion to the voting instructions received. Your insurance company is entitled to one vote for each share it owns. For a further discussion, please refer to your insurance company's separate account prospectus.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The fund employs various Fidelity companies to perform activities required for its operation.
The fund is managed by FMR, which handles the fund's business affairs. FIMM, located in Merrimack, New Hampshire, has primary responsibility for providing investment management services.
The fund has an investment objective similar to that of an existing Fidelity fund. The fund's objective is most similar to that of Fidelity Cash Reserves. The performance of a separate account investing in the fund is not expected to be the same as the performance of the fund due in part to dissimilarities in their investments. Various insurance-related costs at the insurance company's separate account will also affect performance.
The fund sells its shares to separate accounts of insurance companies that are both affiliated and unaffiliated with FMR. The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to arise, one or more insurance companies' separate accounts might be required to withdraw its investments in the fund and shares of another fund may be substituted. This might force the fund to sell securities at disadvantageous prices. In addition, the Board of Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.
FIDELITY FACTS
Fidelity offers the broadest
selection of mutual funds in the
world.
(solid bullet) Number of Fidelity mutual
funds: over 226
(solid bullet) Assets in Fidelity mutual
funds: over $529 billion
(solid bullet) Number of shareholder
accounts: over 34 million
(solid bullet) Number of investment
analysts and portfolio managers:
over 265
3
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for Initial Class of the fund.
FMR Corp. is the ultimate parent company of FMR and FIMM. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940
Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out the fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
The fund seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in high-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. The fund also may enter into reverse repurchase agreements.
The fund complies with industry-standard requirements on the quality, maturity, and diversification of its investments, which are designed to help maintain a stable $1.00 share price. Of course, there is no guarantee that the fund will maintain a stable $1.00 share price. The fund will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities it buys. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the fund's investments could cause its share price (and the value of an investment) to change.
The fund earns income at current money market rates. It stresses income, preservation of capital, and liquidity, and does not seek the higher yields or capital appreciation that more aggressive investments may provide. The fund's yield will vary from day to day and generally reflects current short-term interest rates and other market conditions.
It is important to note that neither the fund nor its yield is insured or guaranteed by the U.S. Government.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of the fund's limitations and more detailed information about the fund's investments are contained in the fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with the fund's investment objective and policies and that doing so will help the fund achieve its goal. Fund holdings and recent investment strategies are detailed in the fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, contact your insurance company.
MONEY MARKET SECURITIES are high-quality, short-term instruments issued by the U.S. Government, corporations, financial institutions, and other entities. These securities may carry fixed, variable, or floating interest rates. Money market securities may be structured or may employ a trust or similar structure so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result.
U.S. GOVERNMENT MONEY MARKET SECURITIES are short-term debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities such as those issued by the Federal Farm Credit Banks Funding Corporation are supported only by the credit of the entity that issued them.
CREDIT AND LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and the fund's share price.
FOREIGN EXPOSURE. Securities issued by foreign entities, including foreign governments, corporations, and banks, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. Likewise, securities for which foreign entities provide credit or liquidity support may involve different risks than those supported by domestic entities. Extensive public information about the foreign entity may not be available, and unfavorable political, economic, or governmental developments in the foreign country involved could affect the repayment of principal or payment of interest.
ASSET-BACKED SECURITIES include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets. OTHER MONEY MARKET SECURITIES may include commercial paper, certificates of deposit, bankers' acceptances, and time deposits.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or another party. In exchange for this benefit, the fund may accept a lower interest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to the fund.
RESTRICTIONS: The fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities. WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at a later date than is customary for that type of security. The market value of the security could change during this period.
FINANCIAL SERVICES INDUSTRY. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. If a fund invests substantially in this industry, its performance may be affected by conditions affecting the industry.
RESTRICTIONS: The fund will invest more than 25% of its total assets in the financial services industry.
CASH MANAGEMENT. The fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates on a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: The fund does not currently intend to invest in a money market fund.
DIVERSIFICATION. Diversifying the fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry.
RESTRICTIONS: The fund may not invest more than 5% of its total assets in any one issuer, except that the fund may invest up to 10% of its total assets in certain other money market funds and in the highest quality securities of a single issuer for up to three business days. These limitations do not apply to U.S. Government securities. BORROWING. The fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.
RESTRICTIONS: The fund may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets.
LENDING. The fund may lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of the fund's total assets.
INTERNAL REVENUE SERVICE (IRS) LIMITATIONS. In addition to the above, the fund also follows certain limitations imposed by the IRS on separate accounts of insurance companies relating to the tax-deferred status of variable contracts. More specific information may be contained in your insurance company's separate account prospectus. FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in money market instruments.
The fund will invest more than 25% of its total assets in the financial services industry.
The fund may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 33% of its total assets.
Loans, in the aggregate, may not exceed 33% of the fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the fund pays fees related to its daily operations. Expenses paid out of Initial Class's assets are reflected in its share price.
The fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides assistance with these services. The fund also pays OTHER EXPENSES, which are explained on page .
FMR may, from time to time, agree to reimburse the fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by the fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease the fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fee is calculated by multiplying the sum of two components by the fund's average net assets and adding an income-based fee.
One component, the group fee rate, is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.
The other component, the individual fund fee rate, is 0.03%. The income-based fee is 6% of the fund's gross income in excess of a 5% yield and cannot rise above 0.24% of the fund's average net assets. For December 1997, the group fee rate was 0.14%. The total management fee for the fiscal year ended December 31, 1997 was 0.21% of the fund's average net assets.
FIMM IS THE FUND'S SUB-ADVISER and has primary responsibility for managing its investments. FMR is responsible for providing other management services. FMR pays FIMM 50% of its management fee (before expense reimbursements) for FIMM's services. FMR paid FMR Texas Inc., the predecessor company to FIMM, a fee equal to 0.10% of the fund's average net assets for the fiscal year ended December 31, 1997.
OTHER EXPENSES
While the management fee is a significant component of the fund's annual operating costs, the fund has other expenses as well.
FIIOC performs transfer agency, dividend disbursing, and shareholder servicing functions for Initial Class of the fund. Fidelity Service Company, Inc. (FSC) calculates the net asset value per share (NAV) and dividends for Initial Class of the fund and maintains the fund's general accounting records.
For the fiscal year ended December 31, 1997, Initial Class of the fund paid fees equal to 0.07% of Initial Class's average net assets for transfer agency and related services, and the fund paid fees equal to 0.01% of the fund's average net assets for pricing and bookkeeping services. These amounts are before expense reductions, if any.
For the fiscal year ended December 31, 1997, Initial Class's total expenses amounted to 0.31% of Initial Class's average net assets.
The fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity.
Initial Class shares of the fund have adopted a DISTRIBUTION AND SERVICE PLAN. This Plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of Initial Class shares. FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, Initial Class shares. Currently, the Board of Trustees has authorized such payments.
PERFORMANCE
The fund's total return and yield may be quoted in advertising in accordance with current law and interpretations thereof.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. YIELD refers to the income generated by an investment in the fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD.
SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.
The fund's recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For additional performance information, contact your insurance company for a free annual report.
TOTAL RETURNS AND YIELDS QUOTED FOR A CLASS INCLUDE THE CLASS'S EXPENSES, BUT MAY NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR INSURANCE PRODUCT. BECAUSE SHARES OF THE FUND MAY BE PURCHASED ONLY THROUGH VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS, YOU SHOULD CAREFULLY REVIEW THE PROSPECTUS OF THE INSURANCE PRODUCT YOU HAVE CHOSEN FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. Excluding these charges from quotations of a class's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing the fund's performance to that of other mutual funds.
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
ACCOUNT POLICIES

DISTRIBUTIONS AND TAXES
For a discussion of the tax status of your variable insurance contract, refer to the prospectus of your insurance company's separate account. It is suggested you keep all statements you receive to assist in your personal recordkeeping.
It is expected that shares of the fund will be held under the terms of variable annuity and variable life insurance contracts. Under current tax law, dividend or capital gain distributions from the fund are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59. The fund is treated as a separate entity for federal income tax purposes. The fund intends to pay out all of its net investment income and net realized capital gains, if any, for each year. Dividends from the fund are declared daily and paid monthly. Normally, net realized capital gains, if any, are distributed each year for the fund. Such income and capital gain distributions are automatically reinvested in additional shares of the same class of the fund. After each distribution from the fund, the fund's share price drops by the amount of the distribution. Because dividend and capital gain distributions are reinvested, the total value of an account will not be affected because, although the shares will have a lower price, there will be correspondingly more of them.
TRANSACTION DETAILS
THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open. FSC normally calculates Initial Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.
A CLASS'S NAV is the value of a single share. The NAV of Initial Class is computed by adding Initial Class's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Initial Class's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Initial Class, and dividing the result by the number of Initial Class shares of the fund that are outstanding.
Like most money market funds, the fund values the securities it owns on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps the fund maintain a stable $1.00 share price.
A CLASS'S OFFERING PRICE (price to buy one share) is its NAV. A class's REDEMPTION PRICE (price to sell one share) is its NAV.
THE FUND RESERVES THE RIGHT to suspend the offering of shares for a period of time. The fund also reserves the right to reject any specific purchase order. Purchase orders may be refused if, in FMR's opinion, they would disrupt management of the fund.
INVESTMENTS AND REDEMPTIONS. Investments may be made only by separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. Please refer to the prospectus of your insurance company's separate account for information on how to invest in and redeem from the fund.
Each participating insurance company receives orders from its variable contract owners to purchase or redeem shares of the fund each business day. That night, all orders received by that insurance company on that business day are aggregated, and the insurance company places a net purchase or redemption order for shares of the fund the morning of the next business day. These orders are generally executed at the NAV that was computed at the close of the previous business day in order to provide a match between the variable contract owners' orders to the insurance companies and the insurance companies' orders to the fund. In some cases, an insurance company's order for fund shares may be executed at the NAV next computed after the order is actually transmitted to the fund.
Redemption proceeds will normally be wired to the insurance company on the next business day after receipt of the redemption instructions by the fund, but in no event later than 7 days following receipt of instructions. The fund may suspend redemptions or postpone payment dates on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
This prospectus is printed on recycled paper using soy-based inks.


Please read this prospectus before investing, and keep it on file for future reference. It contains important information to help you decide if the fund's goal matches your own.
To learn more about the fund and its investments, you can obtain a copy of the fund's most recent financial report and portfolio listing, or a copy of the Statement of Additional Information (SAI) dated April 30, 1998. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity at 1-800-544-1916, or your insurance company.
Shares of the fund may be purchased only by the separate accounts of insurance companies, for the purpose of funding variable annuity and variable life insurance contracts. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus in conjunction with the prospectus of the separate account of the specific insurance product that accompanies this prospectus and keep them on file for future reference.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
like all mutual funds, THESE
SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE
COMMISSION, NOR HAS THE
SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF
THIS PROSPECTUS. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.
VIP-OVE-pro-0498
700553

VARIABLE
INSURANCE
PRODUCTS
FUND
INITIAL CLASS
Variable Insurance Products Fund (the Trust) is designed to provide investment vehicles for variable annuity and variable life insurance contracts of various insurance companies. Overseas Portfolio is a fund of the Trust.
OVERSEAS PORTFOLIO seeks long-term growth of capital by investing mainly in foreign securities.
PROSPECTUS
APRIL 30, 1998(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA
02109
   CONTENTS


KEY FACTS                  THE FUND AT A GLANCE

                           WHO MAY WANT TO INVEST

                           FINANCIAL HIGHLIGHTS A summary of the fund's financial data.

THE FUND IN DETAIL         CHARTER How the fund is organized.

                           INVESTMENT PRINCIPLES AND RISKS The fund's overall approach to investing.

                           BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.

                           PERFORMANCE

ACCOUNT POLICIES           DISTRIBUTIONS AND TAXES

                           TRANSACTION DETAILS Share price calculations and the timing of purchases and redemptions.


KEY FACTS

THE FUND AT A GLANCE
Overseas Portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts of various insurance companies.
MANAGEMENT: Fidelity Management & Research Company (FMR) is the management arm of Fidelity Investments, which was established in 1946 and is now America's largest mutual fund manager.
GOAL: Long-term growth of capital. As with any mutual fund, there is no assurance that the fund will achieve its goal.
STRATEGY: Invests mainly in equity securities outside the United
States.
SIZE: As of December 31, 1997, the fund had over $1.9 billion in assets.
WHO MAY WANT TO INVEST
The fund may be appropriate for investors who want to pursue their investment goals in markets outside the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world. However, it is important to note that investments in foreign securities involve risks in addition to those of U.S. investments.
The value of the fund's investments will vary from day to day, and generally reflect market conditions, interest rates, and other company, political, or economic news both here and abroad. In the short-term, stock prices can fluctuate dramatically in response to these factors. Over time, however, stocks have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
In addition to those general risks, international investing involves different or increased risks. The performance of international funds depends upon currency values, the political and regulatory environment, and overall economic factors in the countries in which a fund invests. These risks are particularly significant for funds that invest in emerging markets. See "INVESTMENT PRINCIPLES AND RISKS" on page .
A broadly diversified fund could be appropriate for investors first entering the international markets or those who are interested in broad participation in multiple markets around the world. When fund shares are redeemed, they may be worth more or less than their original cost. By itself, the fund does not constitute a balanced investment plan.
The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio. Initial Class shares, the original class of shares, are offered at net asset value and are not subject to a 12b-1 fee. Service Class shares are offered at net asset value and are subject to a 12b-1 fee. Because Initial Class shares are not subject to a 12b-1 fee, Initial Class shares are expected to have a higher total return than Service Class shares (excluding charges and expenses attributable to any particular insurance product). Insurance companies may obtain more information about Service Class shares, which are not offered through this prospectus, by calling Fidelity at 1-800-544-1916.



THE SPECTRUM OF FIDELITY FUNDS
BROAD CATEGORIES OF FIDELITY FUNDS ARE PRESENTED
HERE IN ORDER OF ASCENDING RISK. GENERALLY,
INVESTORS SEEKING TO MAXIMIZE RETURN MUST
ASSUME GREATER RISK. OVERSEAS PORTFOLIO IS IN THE
GROWTH CATEGORY.
(SOLID BULLET) MONEY MARKET SEEKS INCOME AND STABILITY BY
INVESTING IN HIGH-QUALITY, SHORT-TERM INVESTMENTS.
(SOLID BULLET) INCOME SEEKS INCOME BY INVESTING IN BONDS.
(SOLID BULLET) ASSET ALLOCATION SEEKS HIGH TOTAL RETURN WITH
REDUCED RISK THROUGH A MIX OF STOCKS, BONDS, AND
SHORT-TERM AND MONEY MARKET INSTRUMENTS.
(SOLID BULLET) GROWTH AND INCOME SEEKS LONG-TERM GROWTH
AND INCOME BY INVESTING IN STOCKS AND BONDS.
 GROWTH SEEKS LONG-TERM GROWTH BY
INVESTING MAINLY IN STOCKS.
3
FINANCIAL HIGHLIGHTS
The financial highlights table that follows has been audited by Coopers & Lybrand L.L.P., independent accountants. The fund's financial highlights, financial statements, and report of the auditor are included in the fund's Annual Report and are incorporated by reference into (are legally a part of) the fund's SAI.
SELECTED PER-SHARE DATA



58.Years ended December
31                    1997      1996      1995      1994      1993      1992        1991      1990      1989      1988

59.Net asset value, beginning of
period                $ 18.84   $ 17.06   $ 15.67   $ 15.48   $ 11.53   $ 13.09     $ 12.42   $ 12.67   $ 10.11   $ 9.35

60.Income from Investment Operations

61. Net investment
income                 .30C      .32C,     .17       .19       .06       .16         .24       .18       .07       .09
                                D

62. Net realized and unrealized gain
(loss)                 1.70      1.88      1.34      .08       4.16      (1.54)      .74       (.39)     2.57      .67

63. Total from investment
operations            2.00      2.20      1.51      .27       4.22      (1.38)      .98       (.21)     2.64      .76

64.Less Distributions

65. From net investment
income                (.33)     (.20)     (.06)     (.08)     (.18)     (.18)       (.17)     (.04)     (.08)     --

66. In excess of net investment
income                 --        --        --        --        (.04)     --          --        --        --        --

67. From net realized
gain                  (1.31)    (.22)     (.02)     --        --        --          (.14)H    --        --        --

68. In excess of net realized
gain                   --        --        (.04)     --        (.05)     --          --        --        --        --

69. Total
distributions         (1.64)    (.42)     (.12)     (.08)     (.27)     (.18)       (.31)     (.04)     (.08)     --

70.Net asset value, end of
period                $ 19.20   $ 18.84   $ 17.06   $ 15.67   $ 15.48   $ 11.53     $ 13.09   $ 12.42   $ 12.67   $ 10.11

71.Total returnA,B    11.56%    13.15%    9.74      1.72      37.35     (10.72)%    8.00%     (1.67)    26.28%    8.13%
                                          %         %         %                               %

72.RATIOS AND SUPPLEMENTAL DATA

73.Net assets, end of period (In
millions)              $ 1,926   $ 1,668   $ 1,343   $ 1,298   $ 778   $ 181    $ 126    $ 81     $ 26     $ 9

74.Ratio of expenses to average net
assets           .92%      .93%      .91       .92       1.03    1.14%    1.26%    1.41%    1.50%    1.50%
                                     %         %         %                                  E        E

75.Ratio of expenses to average net assets
after     .90%      .92%      .91       .92       1.03    1.14%    1.26%    1.41%    1.50%    1.50%
expense reductions
F         F         %         %         %

76.Ratio of net investment income to average
net     1.55%     1.84%     1.88      1.28      1.21    1.86%    2.33%    1.89%    .66%     .84%
assets                      %         %         %

77.Portfolio turnover
rate    67%       92%       50        42        42      61%      168%     100%     78%      95%
                            %         %         %

78.Average commission
rateG   $ .0092   $ .0137


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D NET INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM VOLVO AB WHICH AMOUNTED TO $.05 PER SHARE.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'S EXPENSES. G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H INCLUDES AMOUNTS DISTRIBUTED FROM NET REALIZED GAIN ON FOREIGN CURRENCY RELATED TRANSACTIONS TAXABLE AS ORDINARY INCOME.
THE FUND IN DETAIL

CHARTER
OVERSEAS PORTFOLIO IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. The fund is a diversified fund of Variable Insurance Products Fund (VIP), an open-end management investment company organized as a Massachusetts business trust on November 13, 1981.
THE FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUND MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. An insurance company issuing a variable contract that participates in the fund will vote shares held in its separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations thereof, a participating insurance company is required to request voting instructions from policyowners and must vote shares in the separate account in proportion to the voting instructions received. Your insurance company is entitled to one vote for each share it owns. For a further discussion, please refer to your insurance company's separate account prospectus. Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The fund employs various Fidelity companies to perform activities required for its operation.
The fund is managed by FMR, which handles its business affairs and, with the assistance of foreign affiliates, chooses the fund's investments.
Affiliates assist FMR with foreign securities:
(solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England,
(solid bullet) Fidelity Management & Research Far East Inc. (FMR Far
East), in Tokyo, Japan,
(solid bullet) Fidelity International Investment Advisors (FIIA), in Pembroke, Bermuda, and
(solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England.
Richard Mace is Vice President and manager of VIP: Overseas Portfolio, which he has managed since March 1996. He also manages several other Fidelity funds. Since joining Fidelity in 1987, Mr. Mace has worked as an analyst and manager.
The fund has an investment objective similar to that of an existing Fidelity fund. The fund's objective is most similar to that of Fidelity Overseas Fund. The performance of a separate account investing in the fund is not expected to be the same as the performance of the fund due in part to dissimilarities in their investments. Various insurance-related costs at the insurance company's separate account will also affect performance.


3
FIDELITY FACTS
Fidelity offers the broadest selection of mutual
funds in the world.
(solid bullet) Number of Fidelity mutual funds: over 226
(solid bullet) Assets in Fidelity mutual funds: over $529
billion
(solid bullet) Number of shareholder accounts: over 34
million
(solid bullet) Number of investment analysts and portfolio
managers: over 265
The fund sells its shares to separate accounts of insurance companies that are both affiliated and unaffiliated with FMR. The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to arise, one or more insurance companies' separate accounts might be required to withdraw its investments in the fund and shares of another fund may be substituted. This might force the fund to sell securities at disadvantageous prices. In addition, the Board of Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for Initial Class of the fund.
FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
Fidelity International Limited (FIL) is the parent company of FIIA and FIIA(U.K.)L. The Johnson family group also owns, directly or indirectly, more than 25% of the voting common stock of FIL.
FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out the fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
The fund seeks long-term growth of capital by investing primarily in foreign securities. The fund defines foreign securities as securities of issuers whose principal activities are located outside the United States. Normally, at least 65% of the fund's total assets will be invested in foreign securities. The fund may also invest in U.S. issuers.
The fund normally diversifies its investments across different countries and regions. In allocating the fund's assets across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.
The fund may invest in the securities of any issuer, including companies and other business organizations, as well as governments and government agencies. The fund, however, expects to invest primarily in equity securities, but may also invest in debt securities of any quality.
This broadly diversified fund increases diversification by spreading investments among securities of both developed and emerging markets, different countries and geographic regions.
FMR determines where an issuer is located by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings.
The value of the fund's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations. International funds have increased economic and political risks as they are exposed to events and factors in the various world markets. These risks may be greater for funds that invest in emerging markets. Also, because many of the fund's investments are denominated in foreign currencies, changes in the value of foreign currencies can significantly affect the fund's share price. FMR may use a variety of investment techniques to either increase or decrease the fund's exposure to any currency.
FMR may use various investment techniques to hedge a portion of the fund's risks, but there is no guarantee that these strategies will work as FMR intends. As a mutual fund, the fund seeks to spread investment risk by diversifying its holdings among many companies and industries. Of course, when fund shares are redeemed, they may be worth more or less than their original cost.
FMR normally invests the fund's assets according to its investment strategy. The fund may invest in short-term debt securities and money market instruments for cash management purposes. The fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of the fund's limitations and more detailed information about the fund's investments are contained in the fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with the fund's investment objective and policies and that doing so will help the fund achieve its goal. Fund holdings and recent investment strategies are detailed in the fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, contact your insurance company.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of its total assets, the fund may not purchase more than 10% of the outstanding voting securities of a single issuer.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes.
Lower-quality debt securities (sometimes called "junk bonds") are considered to have speculative characteristics, and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general or regional economic difficulty.
The table on page provides a summary of ratings assigned to debt holdings (not including money market instruments) in the fund's portfolio. These figures are dollar-weighted averages of month-end portfolio holdings during the fiscal year ended December 31, 1997, and are presented as a percentage of total security investments. These percentages are historical and do not necessarily indicate the fund's current or future debt holdings.
RESTRICTIONS: Purchase of a debt security is consistent with the fund's debt quality policy if it is rated at or above the stated level by Moody's Investors Service (Moody's) or rated in the equivalent categories by Standard & Poor's (S&P), or is unrated but judged by FMR to be of equivalent quality. The fund currently intends to limit its investments in lower than Baa-quality debt securities to less than 35% of its assets.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political, economic, or regulatory conditions in foreign countries; fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due, and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments.
EXPOSURE TO EMERGING MARKETS. Investing in emerging markets involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight is generally less than in more developed markets. Emerging market economies may be subject to greater social, economic, regulatory, and political uncertainties. All of these factors generally make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS (ADRS AND EDRS) are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies. REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
FOREIGN REPURCHASE AGREEMENTS may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.
ADJUSTING INVESTMENT EXPOSURE. The fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, and purchasing indexed securities.
FMR can use these practices to adjust the risk and return characteristics of the fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with the fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for the fund, or there may be a requirement that the fund supply additional cash to a borrower on demand.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to the fund.
RESTRICTIONS: The fund may not purchase a security if, as a result, more than 15% of its assets would be invested in illiquid securities. WARRANTS are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. The price of a warrant tends to be more volatile than the price of its underlying security and a warrant ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security.
FISCAL YEAR ENDED DECEMBER 31,1997 DEBT HOLDINGS, BY RATING
  MOODY'S
  INVESTORS SERVICE STANDARD & POOR'S
  (AS A % OF INVESTMENTS) (AS A % OF INVESTMENTS)
   Average of   Average of
 Rating  total investments Rating  total
investments
INVESTMENT GRADE
Highest quality Aaa  0.00% AAA  0.00%
High quality Aa  0.28% AA  0.00%
Upper-medium grade A  0.00% A  0.19%
Medium grade Baa  0.00% BBB  0.00%
LOWER QUALITY
Moderately speculative Ba  0.00% BB  0.00%
Speculative B  0.00% B  0.00%
Highly speculative Caa  0.00% CCC  0.00%
Poor quality Ca  0.00% CC  0.00%
Lowest quality, no interest C  0.00% C  0.00%
In default, in arrears --  0.00% D  0.00%
REFER TO THE FUND'S SAI FOR A MORE COMPLETE DISCUSSION OF THESE
RATINGS.
THE FUND DOES NOT NECESSARILY RELY ON THE RATINGS OF MOODY'S OR S&P TO DETERMINE COMPLIANCE WITH ITS DEBT QUALITY POLICY. SECURITIES
NOT RATED BY MOODY'S OR S&P AMOUNTED TO 0.14% OF THE FUND'S INVESTMENTS. THIS PERCENTAGE MAY INCLUDE SECURITIES RATED BY OTHER NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS, AS WELL AS UNRATED SECURITIES. UNRATED LOWER-QUALITY SECURITIES AMOUNTED TO
0.14% OF THE FUND'S INVESTMENTS.
FOR FOREIGN GOVERNMENT SECURITIES NOT INDIVIDUALLY RATED BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION, FMR ASSIGNS
THE RATING OF THE SOVEREIGN CREDIT OF THE ISSUING GOVERNMENT.

OTHER INSTRUMENTS may include securities of closed-end investment companies and real estate-related instruments.
CASH MANAGEMENT. The fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change. DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry.
RESTRICTIONS: With respect to 75% of its total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities.
The fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.
BORROWING. The fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering the fund's securities. The fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of the fund's total assets.
INTERNAL REVENUE SERVICE (IRS) LIMITATIONS. In addition to the above, the fund also follows certain limitations imposed by the IRS on separate accounts of insurance companies relating to the tax-deferred status of variable contracts. More specific information may be contained in your insurance company's separate account prospectus. FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
The fund seeks long-term growth of capital primarily through investments in foreign securities.
With respect to 75% of its total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities.
The fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.
The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets.
Loans, in the aggregate, may not exceed 33% of the fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the fund pays fees related to its daily operations. Expenses paid out of Initial Class's assets are reflected in its share price.
The fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services. The fund also pays OTHER EXPENSES, which are explained on page 10.
FMR may, from time to time, agree to reimburse the fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by the fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease the fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, multiplying the result by the fund's monthly average net assets, and dividing by twelve.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.
For December 1997, the group fee rate was 0.29%. The individual fund fee rate is 0.45%. The total management fee for the fiscal year ended December 31, 1997 was 0.75% of the fund's average net assets.
FMR HAS SUB-ADVISORY AGREEMENTS with three affiliates: FMR U.K., FMR Far East, and FIIA. FIIA in turn has a sub-advisory agreement with FIIA(U.K.)L. These sub-advisers are compensated for providing FMR with investment research and advice on issuers based outside the United States. FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services. FMR pays FIIA a fee equal to 30% of its management fee rate associated with investments for which the sub-adviser provided investment advice. FIIA pays FIIA(U.K.)L a fee equal to 110% of the cost of providing these services.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K., FMR Far East, and FIIA a fee equal to 50% of its management fee rate with respect to the fund's investments that the sub-adviser manages on a discretionary basis. FIIA pays FIIA(U.K.)L a fee equal to 110% of the cost of providing these services.
For the fiscal year ended December 31, 1997, FMR, on behalf of the fund, paid FMR U.K. and FMR Far East fees equal to 0.05% and 0.05%, respectively, of the fund's average net assets. For the fiscal year ended December 31, 1997, FMR paid no fees to FIIA on behalf of the fund.
OTHER EXPENSES
While the management fee is a significant component of the fund's annual operating costs, the fund has other expenses as well.
FIIOC performs transfer agency, dividend disbursing, and shareholder servicing functions for Initial Class of the fund. Fidelity Service Company, Inc. (FSC) calculates the net asset value per share (NAV) and dividends for Initial Class of the fund, maintains the fund's general accounting records, and administers the fund's securities lending program.
For the fiscal year ended December 31, 1997, Initial Class of the fund paid fees equal to 0.07% of Initial Class's average net assets for transfer agency and related services, and the fund paid fees equal to 0.04% of the fund's average net assets for pricing and bookkeeping services. These amounts are before expense reductions, if any.
For the fiscal year ended December 31, 1997, Initial Class's total expenses amounted to 0.92% of Initial Class's average net assets. A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Initial Class operating expenses would have been 0.90%.
Effective January 28, 1987, FMR has voluntarily agreed to reimburse Initial Class of the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.50%. The fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by the fund to reduce the fund's custodian or transfer agent fees.
Initial Class shares of the fund have adopted a DISTRIBUTION AND SERVICE PLAN. This Plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of Initial Class shares. FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, Initial Class shares. Currently, the Board of Trustees has authorized such payments.
The fund's portfolio turnover rate for the fiscal year ended December 31, 1997 was 67%. This rate varies from year to year.
PERFORMANCE
The fund's total return may be quoted in advertising in accordance with current law and interpretations thereof.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. Other illustrations of fund performance may show moving averages over specified periods.
The fund's recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For additional performance information, contact your insurance company for a free annual report.
TOTAL RETURNS QUOTED FOR A CLASS INCLUDE THE CLASS'S EXPENSES, BUT MAY NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR INSURANCE PRODUCT. BECAUSE SHARES OF THE FUND MAY BE PURCHASED ONLY THROUGH VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS, YOU SHOULD CAREFULLY REVIEW THE PROSPECTUS OF THE INSURANCE PRODUCT YOU HAVE CHOSEN FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. Excluding these charges from quotations of a class's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing the fund's performance to that of other mutual funds.
TOTAL RETURNS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
ACCOUNT POLICIES

DISTRIBUTIONS AND TAXES
For a discussion of the tax status of your variable insurance contract, refer to the prospectus of your insurance company's separate account. It is suggested you keep all statements you receive to assist in your personal recordkeeping.
It is expected that shares of the fund will be held under the terms of variable annuity and variable life insurance contracts. Under current tax law, dividend or capital gain distributions from the fund are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59. The fund is treated as a separate entity for federal income tax purposes. The fund intends to pay out all of its net investment income and net realized capital gains, if any, for each year. Dividends from the fund will be distributed at least annually. Normally, net realized capital gains, if any, are distributed each year for the fund. Such income and capital gain distributions are automatically reinvested in additional shares of the same class of the fund. The fund makes dividend and capital gain distributions on a per-share basis for each class. After each distribution from the fund, the fund's share price drops by the amount of the distribution. Because dividend and capital gain distributions are reinvested, the total value of an account will not be affected because, although the shares will have a lower price, there will be correspondingly more of them.
TRANSACTION DETAILS
THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open. FSC normally calculates Initial Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.
A CLASS'S NAV is the value of a single share. The NAV of Initial Class is computed by adding Initial Class's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Initial Class's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Initial Class, and dividing the result by the number of Initial Class shares of the fund that are outstanding.
The fund's assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.
A CLASS'S OFFERING PRICE (price to buy one share) is its NAV. A class's REDEMPTION PRICE (price to sell one share) is its NAV.
THE FUND RESERVES THE RIGHT to suspend the offering of shares for a period of time. The fund also reserves the right to reject any specific purchase order. Purchase orders may be refused if, in FMR's opinion, they would disrupt management of the fund.
INVESTMENTS AND REDEMPTIONS. Investments may be made only by separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. Please refer to the prospectus of your insurance company's separate account for information on how to invest in and redeem from the fund.
Each participating insurance company receives orders from its variable contract owners to purchase or redeem shares of the fund each business day. That night, all orders received by that insurance company on that business day are aggregated, and the insurance company places a net purchase or redemption order for shares of the fund the morning of the next business day. These orders are generally executed at the NAV that was computed at the close of the previous business day in order to provide a match between the variable contract owners' orders to the insurance companies and the insurance companies' orders to the fund. In some cases, an insurance company's order for fund shares may be executed at the NAV next computed after the order is actually transmitted to the fund.
Redemption proceeds will normally be wired to the insurance company on the next business day after receipt of the redemption instructions by the fund, but in no event later than 7 days following receipt of instructions. The fund may suspend redemptions or postpone payment dates on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
This prospectus is printed on recycled paper using soy-based inks.


Please read this prospectus before investing, and keep it on file for future reference. It contains important information to help you decide if the fund's goal matches your own.
To learn more about the fund and its investments, you can obtain a copy of the fund's most recent financial report and portfolio listing, or a copy of the Statement of Additional Information (SAI) dated April 30, 1998. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity at 1-800-544-1916, or your insurance company.
Shares of the fund may be purchased only by the separate accounts of insurance companies, for the purpose of funding variable annuity and variable life insurance contracts. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus in conjunction with the prospectus of the separate account of the specific insurance product that accompanies this prospectus and keep them on file for future reference.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
Like all mutual funds, THESE
SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE
COMMISSION, NOR HAS THE
SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF
THIS PROSPECTUS. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.
VIP-GRO-pro-0498
700552

VARIABLE
INSURANCE
PRODUCTS
FUND
INITIAL CLASS
Variable Insurance Products Fund (the Trust) is designed to provide investment vehicles for variable annuity and variable life insurance contracts of various insurance companies. Growth Portfolio is a fund of the Trust.
GROWTH PORTFOLIO seeks capital appreciation by investing mainly in common stocks, although its investments are not restricted to any one type of security.
PROSPECTUS
APRIL 30, 1998(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA
02109
CONTENTS


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
KEY FACTS                  THE FUND AT A GLANCE

                           WHO MAY WANT TO INVEST

                           FINANCIAL HIGHLIGHTS A summary of the fund's financial data.

THE FUND IN DETAIL         CHARTER How the fund is organized.

                           INVESTMENT PRINCIPLES AND RISKS The fund's overall approach to investing.

                           BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.

                           PERFORMANCE

ACCOUNT POLICIES           DISTRIBUTIONS AND TAXES

                           TRANSACTION DETAILS Share price calculations and the timing of purchases and redemptions.


   KEY FACTS

THE FUND AT A GLANCE
Growth Portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts of various insurance companies.
MANAGEMENT: Fidelity Management & Research Company (FMR) is the management arm of Fidelity Investments, which was established in 1946 and is now America's largest mutual fund manager.
GOAL: Capital appreciation. As with any mutual fund, there is no assurance that the fund will achieve its goal.
STRATEGY: Invests mainly in common stocks, although its investments are not restricted to any one type of security.
SIZE: As of December 31, 1997, the fund had over $7.7 billion in assets.
WHO MAY WANT TO INVEST
The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who want to pursue growth wherever it may arise, and who understand that this strategy often leads to investments in smaller companies. The fund invests for growth and does not pursue an income strategy.
The value of the fund's investments will vary from day to day, and generally reflect market conditions, interest rates, and other company, political, or economic news. In the short-term, stock prices can fluctuate dramatically in response to these factors. Over time, however, stocks have shown greater growth potential than other types of securities. When fund shares are redeemed, they may be worth more or less than their original cost. By itself, the fund does not constitute a balanced investment plan.
The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio. Initial Class shares, the original class of shares, are offered at net asset value and are not subject to a 12b-1 fee. Service Class shares are offered at net asset value and are subject to a 12b-1 fee. Because Initial Class shares are not subject to a 12b-1 fee, Initial Class shares are expected to have a higher total return than Service Class shares (excluding charges and expenses attributable to any particular insurance product). Insurance companies may obtain more information about Service Class shares, which are not offered through this prospectus, by calling Fidelity at 1-800-544-1916.



THE SPECTRUM OF FIDELITY FUNDS
BROAD CATEGORIES OF FIDELITY FUNDS ARE PRESENTED
HERE IN ORDER OF ASCENDING RISK. GENERALLY,
INVESTORS SEEKING TO MAXIMIZE RETURN MUST
ASSUME GREATER RISK. GROWTH PORTFOLIO IS IN THE
GROWTH CATEGORY.
(SOLID BULLET) MONEY MARKET SEEKS INCOME AND STABILITY BY
INVESTING IN HIGH-QUALITY, SHORT-TERM INVESTMENTS.
(SOLID BULLET) INCOME SEEKS INCOME BY INVESTING IN BONDS.
(SOLID BULLET) ASSET ALLOCATION SEEKS HIGH TOTAL RETURN WITH
REDUCED RISK THROUGH A MIX OF STOCKS, BONDS, AND
SHORT-TERM AND MONEY MARKET INSTRUMENTS.
(SOLID BULLET) GROWTH AND INCOME SEEKS LONG-TERM GROWTH
AND INCOME BY INVESTING IN STOCKS AND BONDS.
 GROWTH SEEKS LONG-TERM GROWTH BY INVESTING
MAINLY IN STOCKS.
3
FINANCIAL HIGHLIGHTS
The financial highlights table that follows has been audited by Coopers & Lybrand L.L.P., independent accountants. The fund's financial highlights, financial statements, and report of the auditor are included in the fund's Annual Report and are incorporated by reference into (are legally a part of) the fund's SAI.
SELECTED PER-SHARE DATA



79.Years ended December
31                    1997      1996      1995      1994      1993      1992      1991      1990        1989      1988

80.Net asset value, beginning of
period                $ 31.14   $ 29.20   $ 21.69   $ 23.08   $ 19.76   $ 18.51   $ 12.91   $ 15.18     $ 11.72   $ 10.14

81.Income from Investment Operations

82. Net investment
income                .20C      .22       .08       .12       .12       .09       .09C      .24         .24       .19

83. Net realized and unrealized gain
(loss)                6.91      3.82      7.55      (.12)     3.64      1.64      5.72      (1.98)      3.41      1.39

84. Total from investment
operations            7.11      4.04      7.63      --        3.76      1.73      5.81      (1.74)      3.65      1.58

85.Less Distributions

86. From net investment
income                (.21)     (.08)     (.12)     (.12)     (.11)     (.05)     (.21)     (.21)       (.19)     --

87. From net realized
gain                 (.94)     (2.02)    --        (1.27)    (.21)     (.43)     --        (.32)       --        --

88. In excess of net realized
gain                  --        --        --        --        (.12)     --        --        --          --        --

89. Total
distributions         (1.15)    (2.10)    (.12)     (1.39)    (.44)     (.48)     (.21)     (.53)       (.19)     --

90.Net asset value, end of
period                $ 37.10   $ 31.14   $ 29.20   $ 21.69   $ 23.08   $ 19.76   $ 18.51   $ 12.91     $ 15.18   $ 11.72

91.Total returnA,B    23.48%    14.71%    35.36%    (.02)%    19.37%    9.32%     45.51%    (11.73)%    31.51%    15.58%

92.RATIOS AND SUPPLEMENTAL DATA

93.Net assets, end of period (In
millions)            $ 7,727   $ 6,086   $ 4,163   $ 2,142   $ 1,384   $ 750   $ 371   $ 135    $ 77     $ 29

94.Ratio of expenses to average net
assets               .69%      .69%      .70%      .70%      .71%      .75%    .84%    .88%     1.02%    1.24%

95.Ratio of expenses to average net assets
after                .67%      .67%      .70%      .69%      .71%      .75%    .84%    .88%     1.02%    1.24%
expense reductions   D         D                   D

96.Ratio of net investment income to average
net                 .58%      .81%      .37%      .69%      .72%      .83%    .56%    2.69%    2.83%    1.91%
assets

97.Portfolio turnover
rate                113%      81%       108%      122%      159%      262%    261%    88%      111%     155%

98.Average commission
rateE              $ .0428   $ .0416


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'S EXPENSES. E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
   THE FUND IN DETAIL

CHARTER
GROWTH PORTFOLIO IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. The fund is a diversified fund of Variable Insurance Products Fund (VIP), an open-end management investment company organized as a Massachusetts business trust on November 13, 1981.
THE FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUND MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. An insurance company issuing a variable contract that participates in the fund will vote shares held in its separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations thereof, a participating insurance company is required to request voting instructions from policyowners and must vote shares in the separate account in proportion to the voting instructions received. Your insurance company is entitled to one vote for each share it owns. For a further discussion, please refer to your insurance company's separate account prospectus. Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The fund employs various Fidelity companies to perform activities required for its operation.
The fund is managed by FMR, which chooses the fund's investments and handles its business affairs.
Jennifer Uhrig is Vice President and manager of VIP: Growth Portfolio, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1987, Ms. Uhrig has worked as an analyst and manager.
The fund has an investment objective similar to that of an existing Fidelity fund. The fund's objective is most similar to that of Fidelity Growth Company Fund. The performance of a separate account investing in the fund is not expected to be the same as the performance of the fund due in part to dissimilarities in their investments. Various insurance-related costs at the insurance company's separate account will also affect performance.
The fund sells its shares to separate accounts of insurance companies that are both affiliated and unaffiliated with FMR. The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to arise, one or more insurance companies' separate accounts might be required to withdraw its investments in the fund and shares of another fund may be substituted. This might force the fund to sell securities at disadvantageous prices. In addition, the Board of Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund.


3
FIDELITY FACTS
Fidelity offers the broadest selection of mutual funds in the world.
(solid bullet) Number of Fidelity mutual funds: over 226
(solid bullet) Assets in Fidelity mutual funds: over $529 billion
(solid bullet) Number of shareholder accounts: over 34 million
(solid bullet) Number of investment analysts and portfolio managers: over 265

Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for Initial Class of the fund.
FMR Corp. is the ultimate parent company of FMR. Members of the Edward
C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out the fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
The fund seeks capital appreciation by investing primarily in common stocks. The fund, however, is not restricted to any one type of security and may pursue capital appreciation through the purchase of bonds and preferred stocks. The fund does not place any emphasis on dividend income from its investments, except when FMR believes this income will have a favorable influence on the market value of the security. Growth may be measured by factors such as earnings or gross sales.
Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities. Often, these domestic and foreign companies are small and mid-sized companies that have higher than average price/earnings (P/E) ratios. A high P/E ratio means that the stock is more expensive than average relative to the company's earnings. However, companies with strong growth potential may also be larger companies that hold a strong industry or market position.
The value of the fund's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
FMR may use various investment techniques to hedge a portion of the fund's risks, but there is no guarantee that these strategies will work as FMR intends. Also, as a mutual fund, the fund seeks to spread investment risk by diversifying its holdings among many companies and industries. Of course, when fund shares are redeemed, they may be worth more or less than their original cost.
FMR normally invests the fund's assets according to its investment strategy. The fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of the fund's limitations and more detailed information about the fund's investments are contained in the fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with the fund's investment objective and policies and that doing so will help the fund achieve its goal. Fund holdings and recent investment strategies are detailed in the fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, contact your insurance company.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of its total assets, the fund may not purchase more than 10% of the outstanding voting securities of a single issuer.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes.
In addition, bond prices are also affected by the credit quality of the issuer. Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics, and may be more sensitive to economic changes and to changes in the financial condition of issuers.
RESTRICTIONS: Purchase of a debt security is consistent with the fund's debt quality policy if it is rated at or above the stated level by Moody's Investors Service or rated in the equivalent categories by Standard & Poor's, or is unrated but judged by FMR to be of equivalent quality. The fund currently intends to limit its investments in lower than Baa-quality debt securities to 5% of its assets.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political, economic, or regulatory conditions in foreign countries; fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due, and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments.
RESTRICTIONS: FMR limits the amount of the fund's assets that may be invested in foreign securities to 50%.
REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
ADJUSTING INVESTMENT EXPOSURE. The fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, and purchasing indexed securities.
FMR can use these practices to adjust the risk and return characteristics of the fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with the fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to the fund.
RESTRICTIONS: The fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities. OTHER INSTRUMENTS may include securities of closed-end investment companies and real estate-related instruments.
CASH MANAGEMENT. The fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change. DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry.
RESTRICTIONS: With respect to 75% of its total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities.
The fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.
BORROWING. The fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering the fund's securities. The fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of the fund's total assets.
INTERNAL REVENUE SERVICE (IRS) LIMITATIONS. In addition to the above, the fund also follows certain limitations imposed by the IRS on separate accounts of insurance companies relating to the tax-deferred status of variable contracts. More specific information may be contained in your insurance company's separate account prospectus. FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
The fund seeks to achieve capital appreciation.
With respect to 75% of its total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities.
The fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.
The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets.
Loans, in the aggregate, may not exceed 33% of the fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the fund pays fees related to its daily operations. Expenses paid out of Initial Class's assets are reflected in its share price.
The fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. The fund also pays OTHER EXPENSES, which are explained at right.
FMR may, from time to time, agree to reimburse the fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by the fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease the fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, multiplying the result by the fund's monthly average net assets, and dividing by twelve.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.
For December 1997, the group fee rate was 0.29%. The individual fund fee rate is 0.30%. The total management fee for the fiscal year ended December 31, 1997 was 0.60% of the fund's average net assets.
OTHER EXPENSES
While the management fee is a significant component of the fund's annual operating costs, the fund has other expenses as well.
FIIOC performs transfer agency, dividend disbursing, and shareholder servicing functions for Initial Class of the fund. Fidelity Service Company, Inc. (FSC) calculates the net asset value per share (NAV) and dividends for Initial Class of the fund, maintains the fund's general accounting records, and administers the fund's securities lending program.
For the fiscal year ended December 31, 1997, Initial Class of the fund paid fees equal to 0.07% of Initial Class's average net assets for transfer agency and related services, and the fund paid fees equal to 0.01% of the fund's average net assets for pricing and bookkeeping services. These amounts are before expense reductions, if any.
For the fiscal year ended December 31, 1997, Initial Class's total expenses amounted to 0.69% of Initial Class's average net assets. A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Initial Class operating expenses would have been 0.67%.
Effective October 9, 1986, FMR has voluntarily agreed to reimburse Initial Class of the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.50%. The fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by the fund to reduce the fund's custodian or transfer agent fees.
Initial Class shares of the fund have adopted a DISTRIBUTION AND SERVICE PLAN. This Plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of Initial Class shares. FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, Initial Class shares. Currently, the Board of Trustees has authorized such payments.
The fund's portfolio turnover rate for the fiscal year ended December 31, 1997 was 113%. This rate varies from year to year. High turnover rates increase transaction costs. FMR considers this effect when evaluating the anticipated benefits of short-term investing. PERFORMANCE
The fund's total return may be quoted in advertising in accordance with current law and interpretations thereof.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. Other illustrations of fund performance may show moving averages over specified periods.
The fund's recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For additional performance information, contact your insurance company for a free annual report.
TOTAL RETURNS QUOTED FOR A CLASS INCLUDE THE CLASS'S EXPENSES, BUT MAY NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR INSURANCE PRODUCT. BECAUSE SHARES OF THE FUND MAY BE PURCHASED ONLY THROUGH VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS, YOU SHOULD CAREFULLY REVIEW THE PROSPECTUS OF THE INSURANCE PRODUCT YOU HAVE CHOSEN FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. Excluding these charges from quotations of a class's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing the fund's performance to that of other mutual funds.
TOTAL RETURNS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
   ACCOUNT POLICIES

DISTRIBUTIONS AND TAXES
For a discussion of the tax status of your variable insurance contract, refer to the prospectus of your insurance company's separate account. It is suggested you keep all statements you receive to assist in your personal recordkeeping.
It is expected that shares of the fund will be held under the terms of variable annuity and variable life insurance contracts. Under current tax law, dividend or capital gain distributions from the fund are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59. The fund is treated as a separate entity for federal income tax purposes. The fund intends to pay out all of its net investment income and net realized capital gains, if any, for each year. Dividends from the fund will be distributed at least annually. Normally, net realized capital gains, if any, are distributed each year for the fund. Such income and capital gain distributions are automatically reinvested in additional shares of the same class of the fund. The fund makes dividend and capital gain distributions on a per-share basis for each class. After each distribution from the fund, the fund's share price drops by the amount of the distribution. Because dividend and capital gain distributions are reinvested, the total value of an account will not be affected because, although the shares will have a lower price, there will be correspondingly more of them.
TRANSACTION DETAILS
THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open. FSC normally calculates Initial Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.
A CLASS'S NAV is the value of a single share. The NAV of Initial Class is computed by adding Initial Class's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Initial Class's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Initial Class, and dividing the result by the number of Initial Class shares of the fund that are outstanding.
The fund's assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.
A CLASS'S OFFERING PRICE (price to buy one share) is its NAV. A class's REDEMPTION PRICE (price to sell one share) is its NAV.
THE FUND RESERVES THE RIGHT to suspend the offering of shares for a period of time. The fund also reserves the right to reject any specific purchase order. Purchase orders may be refused if, in FMR's opinion, they would disrupt management of the fund.
INVESTMENTS AND REDEMPTIONS. Investments may be made only by separate accounts established and maintained by insurance companies for the purpose of funding variable annuities and variable life insurance contracts. Please refer to the prospectus of your insurance company's separate account for information on how to invest in and redeem from the fund.
Each participating insurance company receives orders from its variable contract owners to purchase or redeem shares of the fund each business day. That night, all orders received by that insurance company on that business day are aggregated, and the insurance company places a net purchase or redemption order for shares of the fund the morning of the next business day. These orders are generally executed at the NAV that was computed at the close of the previous business day in order to provide a match between the variable contract owners' orders to the insurance companies and the insurance companies' orders to the fund. In some cases, an insurance company's order for fund shares may be executed at the NAV next computed after the order is actually transmitted to the fund.
Redemption proceeds will normally be wired to the insurance company on the next business day after receipt of the redemption instructions by the fund, but in no event later than 7 days following receipt of instructions. The fund may suspend redemptions or postpone payment dates on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
This prospectus is printed on recycled paper using soy-based inks.



Please read this prospectus before investing, and keep it on file for future reference. It contains important information to help you decide if the goal of one or more of the funds matches your own.
To learn more about each fund and its investments, you can obtain a copy of each fund's most recent financial report and portfolio listing, or a copy of the Statement of Additional Information (SAI) dated April 30, 1998. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity at 1-800-544-1916, or your insurance company.
Shares of each fund may be purchased only by the separate accounts of insurance companies, for the purpose of funding variable annuity and variable life insurance contracts. Particular funds may not be available in your state due to various insurance regulations. Please check with your insurance company for available funds. Inclusion in this prospectus of a fund that is not available in your state is not to be considered a solicitation. Please read this prospectus in conjunction with the prospectus of the separate account of the specific insurance product that accompanies this prospectus and keep them on file for future reference.
INVESTMENTS IN MONEY MARKET PORTFOLIO ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.
LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE
NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.
VIP/VIPII/VIPIII-SMPRO-0498
701851
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
HIGH INCOME PORTFOLIO MAY INVEST SIGNIFICANTLY IN LOWER-QUALITY DEBT SECURITIES, SOMETIMES CALLED "JUNK BONDS." THESE SECURITIES CARRY GREATER RISKS, SUCH AS THE RISK OF DEFAULT, THAN OTHER DEBT SECURITIES.

VARIABLE
INSURANCE PRODUCTS
FUNDS
INITIAL CLASS
Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (the Trusts) are designed to provide investment vehicles for variable annuity and variable life insurance contracts of various insurance companies. The Trusts currently offer Initial Class shares of the following funds:
MONEY MARKET FUND
Money Market Portfolio
INCOME FUNDS
Investment Grade Bond Portfolio
High Income Portfolio
ASSET ALLOCATION FUNDS
Asset Manager Portfolio
Asset Manager: Growth Portfolio
GROWTH & INCOME AND GROWTH FUNDS
Balanced Portfolio
Equity-Income Portfolio
Index 500 Portfolio
Growth & Income Portfolio
Growth Opportunities Portfolio
Contrafund Portfolio
Growth Portfolio
Overseas Portfolio
PROSPECTUS
APRIL 30, 199   8    (FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET,
BOSTON, MA 02109
CONTENTS

KEY FACTS            2   THE FUNDS AT A GLANCE

                     4   WHO MAY WANT TO INVEST

                     6   FINANCIAL HIGHLIGHTS A summary of
                         each fund's financial data.

THE FUNDS IN DETAIL  21  CHARTER How each fund is organized.

                     22  INVESTMENT PRINCIPLES AND RISKS Each
                         fund's overall approach to investing.

                     29  BREAKDOWN OF EXPENSES How
                         operating costs are calculated and what
                         they include.

                     32  PERFORMANCE

ACCOUNT POLICIES     32  DISTRIBUTIONS AND TAXES

                     33  TRANSACTION DETAILS Share price
                         calculations and the timing of purchases and redemptions.

                     33  APPENDIX

KEY FACTS

THE FUNDS AT A GLANCE
The funds contained in this prospectus are designed to provide investment vehicles for variable annuity and variable life insurance contracts of various insurance companies.
MANAGEMENT: Fidelity Management & Research Company (FMR) is the management arm of Fidelity Investments, which was established in 1946 and is now America's largest mutual fund manager. Fidelity Investments Money Management, Inc. (FIMM), a subsidiary of FMR, chooses investments for Money Market Portfolio. Beginning January 1, 1999, FIMM will choose investments for Investment Grade Bond Portfolio. Beginning January 1, 1999, FIMM will choose certain types of investments for Asset Manager, Asset Manager: Growth, and Balanced Portfolios.
Bankers Trust Company (BT) is a wholly-owned subsidiary of Bankers Trust New York Corporation, the seventh largest bank holding company in the United States. BT currently serves as sub-adviser to Index 500 Portfolio and manages the fund's portfolio.
MONEY MARKET FUND
MONEY MARKET PORTFOLIO
GOAL: Income while maintaining a stable $1.00 share price.
STRATEGY: Invests in high-quality, short-term money market securities of all types.
SIZE: As of December 31, 1997, the fund had over $1.0 billion in assets.
INCOME FUNDS
INVESTMENT GRADE BOND PORTFOLIO
GOAL: High current income.
STRATEGY: Invests normally in investment-grade debt securities. FMR uses the Lehman Brothers Aggregate Bond Index as a guide in structuring the fund and selecting its investments.
SIZE: As of December 31, 1997, the fund had over $324 million in assets.
HIGH INCOME PORTFOLIO
GOAL: High current income.
STRATEGY: Invests mainly in high-yielding debt securities, with an emphasis on lower-quality securities.
SIZE: As of December 31, 1997, the fund had over $2.3 billion in assets.
ASSET ALLOCATION FUNDS
ASSET MANAGER PORTFOLIO
GOAL: High total return with reduced risk over the long term.
STRATEGY: The fund diversifies across stocks, bonds, and short-term and money market instruments, both here and abroad, to pursue its goal. The fund has a neutral mix which represents the way the fund's investments will generally be allocated over the long term. This mix will vary over short-term periods as fund management gradually adjusts the fund's holdings - within defined ranges - based on the current outlook for the different markets.
Neutral Mix
 Stocks 50%
(can range
from
30-70%)
Row: 1, Col: 1, Value: 20.0
Row: 1, Col: 2, Value: 40.0
Row: 1, Col: 3, Value: 40.0
 Bonds 40%
(can range from
20-60%)
 Short-Term/Money
Market 10%
(can range from
0-50%)
SIZE: As of December 31, 1997, the fund had over $4.3 billion in assets.
ASSET MANAGER: GROWTH PORTFOLIO
GOAL: Maximum total return over the long term.
STRATEGY: The fund diversifies across stocks, bonds, and short-term and money market instruments, both here and abroad, to pursue its goal. The fund has a neutral mix which represents the way the fund's investments will generally be allocated over the long term. This mix will vary over short-term periods as fund management gradually adjusts the fund's holdings - within defined ranges - based on the current outlook for the different markets.
Neutral Mix
 Stocks 70%
(can range
from
50-100%)
Row: 1, Col: 1, Value: 5.0
Row: 1, Col: 2, Value: 65.0
Row: 1, Col: 3, Value: 30.0
 Bonds 25%
(can range from
0-50%)
 Short-Term/Money
Market 5%
(can range from
0-50%)
SIZE: As of December 31, 1997, the fund had over $483 million in assets.
GROWTH & INCOME AND GROWTH FUNDS
BALANCED PORTFOLIO
GOAL: Both income and growth of capital.
STRATEGY: Invests in a diversified portfolio of equity and fixed-income securities.
SIZE: As of December 31, 1997, the fund had over $214 million in assets.
EQUITY-INCOME PORTFOLIO
GOAL: Reasonable income. The fund also considers the potential for capital appreciation.
STRATEGY: Invests mainly in income-producing equity securities.
SIZE: As of December 31, 1997, the fund had over $10.1 billion in assets.
INDEX 500 PORTFOLIO
GOAL: Total return that corresponds to that of the Standard & Poor's 500 Index (S&P 500(registered trademark)).
STRATEGY: Invests in equity securities of companies that compose the S&P 500 and in other instruments that are based on the value of the index.
SIZE: As of December 31, 1997, the fund had over $2.0 billion in assets.
GROWTH & INCOME PORTFOLIO
GOAL: High total return through a combination of current income and capital appreciation.
STRATEGY: Invests mainly in equity securities of companies that pay current dividends and offer potential growth of earnings.
SIZE: As of December 31, 1997, the fund had over $345 million in assets.
GROWTH OPPORTUNITIES PORTFOLIO
GOAL: Capital growth.
STRATEGY: Invests primarily in common stocks and securities convertible into common stocks.
SIZE: As of December 31, 1997, the fund had over $1.0 billion in assets.
CONTRAFUND PORTFOLIO
GOAL: Capital appreciation.
STRATEGY: Invests mainly in equity securities of companies where value is not fully recognized by the public.
SIZE: As of December 31, 1997, the fund had over $4.1 billion in assets.
GROWTH PORTFOLIO
GOAL: Capital appreciation.
STRATEGY: Invests mainly in common stocks, although its investments are not restricted to any one type of security.
SIZE: As of December 31, 1997, the fund had over $7.7 billion in assets.
OVERSEAS PORTFOLIO
GOAL: Long-term growth of capital.
STRATEGY: Invests mainly in equity securities outside the United
States.
SIZE: As of December 31, 1997, the fund had over $1.9 billion in assets.
AS WITH ANY INVESTMENT OPTION, THERE IS NO ASSURANCE THAT A FUND WILL ACHIEVE ITS GOAL.
WHO MAY WANT TO INVEST
The value of each fund's (except Money Market Portfolio's) investments and, as applicable, the income they generate, will vary from day to day, and generally reflect changes in market conditions, interest rates, and other company, political, and economic news both here and abroad. In the short-term, stock prices can fluctuate dramatically in response to these factors. The securities of smaller, less well-known companies may be more volatile than those of larger companies. Bond values fluctuate based on changes in interest rates and the credit quality of the issuer, and may be subject to prepayment risk, which can limit their price appreciation potential in periods of declining interest rates. Over time, however, stocks, although more volatile, have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
Except for Money Market Portfolio shares, when fund shares are redeemed, they may be worth more or less than their original cost. An investment in any one fund is not in itself a balanced investment plan.
Each fund (except Money Market Portfolio, Investment Grade Bond Portfolio, and Index 500 Portfolio) is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Initial Class shares, the original class of shares, of each fund are offered at net asset value and are not subject to a 12b-1 fee. Service Class shares of each fund (except Money Market Portfolio, Investment Grade Bond Portfolio, and Index 500 Portfolio) are offered at net asset value and are subject to a 12b-1 fee. Because Initial Class shares are not subject to a 12b-1 fee, Initial Class shares are expected to have a higher total return than Service Class shares (excluding charges and expenses attributable to any particular insurance product). Insurance companies may obtain more information about Service Class shares, which are not offered through this prospectus, by calling Fidelity at 1-800-544-1916.
MONEY MARKET PORTFOLIO
The fund may be appropriate for investors who would like to earn income at current money market rates while preserving the value of their investment. The fund is managed to keep its share price stable at $1.00. The rate of income will vary from day to day, generally reflecting short-term interest rates.
INVESTMENT GRADE BOND PORTFOLIO
The fund may be appropriate for investors who seek high current income with a focus on investment-grade debt securities. The fund's level of risk and potential reward depend on the quality and maturity of its investments. With its focus on medium- to high-quality investments, the fund has a moderate risk level and yield potential.
HIGH INCOME PORTFOLIO
The fund is designed for investors who want high current income with some potential for capital growth from a portfolio of lower-quality debt securities and income-producing equity securities. The fund may be appropriate for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt, including defaulted securities. Investors must be willing to accept the fund's greater price movements and credit risks.
ASSET MANAGER AND ASSET MANAGER: GROWTH PORTFOLIOS
The funds may be appropriate for investors who want to diversify among domestic and foreign stocks, bonds, short-term and money market instruments, and other types of securities, in one fund. Asset Manager Portfolio spreads its assets among all three asset classes moderating both its risk and return potential. Asset Manager: Growth Portfolio, while spreading its assets among all three asset classes, uses a more aggressive approach by focusing on stocks for a higher potential return.
Because each fund owns different types of investments, its performance is affected by a variety of factors. The value of each fund's investments and the income they generate will vary from day to day, and generally reflect interest rates, market conditions, and other company, political, and economic news. Performance also depends on FMR's skill in allocating assets.
BALANCED PORTFOLIO
The fund is designed for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for investors who seek a combination of growth and income from equity and some bond investments.
EQUITY-INCOME PORTFOLIO
The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who want some income from equity and bond investments, but also want to be invested in the stock market for its long-term growth potential.
INDEX 500 PORTFOLIO
The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who want to keep expenses low while pursuing growth of capital and income through a portfolio of securities that includes common stocks of companies representing a significant portion of the market value of all common stocks publicly traded in the United States, as measured by the S&P 500.
Because the fund seeks to track, rather than beat, the performance of the S&P 500, the fund is not managed in the same manner as other mutual funds. BT generally does not judge the merits of any particular stock as an investment. Therefore, you should not expect to achieve the potentially greater results that could be obtained by a fund that aggressively seeks growth.
GROWTH & INCOME PORTFOLIO
The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who seek a combination of growth and income from equity and some bond investments.
GROWTH OPPORTUNITIES PORTFOLIO
The fund is designed for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for investors who want to be invested in the stock market for its long-term growth potential. The fund invests for growth and does not pursue income.
CONTRAFUND PORTFOLIO
The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who are looking for an investment approach that follows a contrarian philosophy. This approach focuses on companies whose values FMR believes are not fully recognized by the public.
GROWTH PORTFOLIO
The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who want to pursue growth wherever it may arise, and who understand that this strategy often leads to investments in smaller companies. The fund invests for growth and does not pursue an income strategy.
OVERSEAS PORTFOLIO
The fund may be appropriate for investors who want to pursue their investment goals in markets outside the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world. However, it is important to note that investments in foreign securities involve risks in addition to those of U.S. investments.
In addition to general risks, international investing involves different or increased risks. The performance of international funds depends upon currency values, the political and regulatory environment, and overall economic factors in the countries in which a fund invests. These risks are particularly significant for funds that invest in emerging markets. See "INVESTMENT PRINCIPLES AND RISKS" on page .
A broadly diversified fund could be appropriate for investors first entering the international markets or those who are interested in broad participation in multiple markets around the world.
THE SPECTRUM OF
FIDELITY FUNDS
BROAD CATEGORIES OF FIDELITY
FUNDS ARE PRESENTED HERE IN
ORDER OF ASCENDING RISK.
GENERALLY, INVESTORS SEEKING TO
MAXIMIZE RETURN MUST ASSUME
GREATER RISK. THE FUNDS IN THIS
PROSPECTUS ARE IN ONE OF THE
FOLLOWING CATEGORIES.
(SOLID BULLET) MONEY MARKET SEEKS
INCOME AND STABILITY BY
INVESTING IN HIGH-QUALITY,
SHORT-TERM INVESTMENTS.
(SOLID BULLET) INCOME SEEKS INCOME BY
INVESTING IN BONDS.
(SOLID BULLET) ASSET ALLOCATION SEEKS
HIGH TOTAL RETURN WITH REDUCED
RISK THROUGH A MIX OF STOCKS,
BONDS, AND SHORT-TERM AND
MONEY MARKET INSTRUMENTS.
(SOLID BULLET) GROWTH AND INCOME SEEKS
LONG-TERM GROWTH AND INCOME
BY INVESTING IN STOCKS AND
BONDS.
(SOLID BULLET) GROWTH SEEKS LONG-TERM
GROWTH BY INVESTING MAINLY IN
STOCKS.
(CHECKMARK)
FINANCIAL HIGHLIGHTS
The financial highlights tables that follow have been audited by Coopers & Lybrand L.L.P. (Money Market, High Income, Equity-Income, Growth, and Overseas Portfolios) or Price Waterhouse LLP (Investment Grade Bond, Asset Manager, Asset Manager: Growth, Balanced, Index 500, Growth & Income, Growth Opportunities, and Contrafund Portfolios), independent accountants. The funds' financial highlights, financial statements, and reports of the auditors are included in the funds' Annual Reports and are incorporated by reference into (are legally a part of) the funds' SAI.
MONEY MARKET PORTFOLIO - INITIAL CLASS



1.Selected Per-Share Data and Ratios

2.Years ended December            1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
31

3.Net asset value,                $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
beginning of period

4.Income from Investment           .053     .052     .057     .042     .032     .038     .059     .078     .087     .071
Operations
 Net interest income

5.Less Distributions               (.053)   (.052)   (.057)   (.042)   (.032)   (.038)   (.059)   (.078)   (.087)   (.071)
 From net interest income

6.Net asset value,                $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
end of period

7.Total returnA,B                 5.51%    5.41%    5.87%    4.25%    3.23%    3.90%    6.09%    8.04%    9.12%    7.39%

8.Net assets, end of period       $ 1,021  $ 1,126  $ 809    $ 749    $ 353    $ 301    $ 271    $ 255    $ 143    $ 106
(In millions)

9.Ratio of expenses to            .31%     .30%     .33%     .27%     .22%C    .24%     .38%     .56%     .67%     .60%
average net assets

10.Ratio of net interest           5.32%    5.28%    5.72%    4.32%    3.16%    3.85%    5.93%    7.76%    8.70%    7.16%
income to average net
assets


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
INVESTMENT GRADE BOND PORTFOLIO - INITIAL CLASS



11.Selected Per-Share Data and Ratios

12.Years ended December 1997      1996      1995      1994      1993      1992      1991      1990      1989      1988D
31

13.Net asset value,     $ 12.240  $ 12.480  $ 11.020  $ 11.480  $ 10.970  $ 11.080  $ 9.920   $ 10.140  $ 10.000  $ 10.000
beginning of period

14.Income from
Investment               .759F     .670      .320      .733      .641      .672      .455      .826      .827      .052
Operations
 Net investment income

15. Net realized and     .291      (.290)    1.530     (1.163)   .559      .058      1.165     (.220)    .160      --
unrealized
 gain (loss)

16. Total from
investment               1.050     .380      1.850     (.430)    1.200     .730      1.620     .606      .987      .052
 operations

17.Less Distributions    (.730)    (.620)    (.390)    --        (.628)    (.680)    (.460)    (.826)    (.827)    (.052)
 From net investment
 income

18. In excess of net     --        --        --        --        (.002)    --        --        --        --        --
 investment income

19. From net realized
gain                     --        --        --        (.010)    (.050)    (.160)    --        --        (.020)    --

20. In excess of net     --        --        --        (.020)    (.010)    --        --        --        --        --
 realized gain

21. Total
distributions           (.730)    (.620)    (.390)    (.030)    (.690)    (.840)    (.460)    (.826)    (.847)    (.052)

22.Net asset value,     $ 12.560  $ 12.240  $ 12.480  $ 11.020  $ 11.480  $ 10.970  $ 11.080  $ 9.920   $ 10.140  $ 10.000
end of period

23.Total returnB,C      9.06%     3.19%     17.32%    (3.76)%   10.96%    6.65%     16.38%    6.21%     10.26%    .52%

24.Net assets, end of
period                 $ 325     $ 229     $ 182     $ 111     $ 122     $ 74      $ 45      $ 14      $ 6       $ 3

(In millions)

25.Ratio of expenses
to                       .58%      .58%      .59%      .67%      .68%      .76%      .80%E     .80%E     .80%E     .80%A,E
average net assets

26.Ratio of net
investment              6.34%     6.49%     6.53%     6.53%     6.85%     7.11%     7.73%     8.26%     8.19%     6.99%A
income to average net assets

27.Portfolio turnover
rate                     191%      81%       182%      143%      70%       119%      128%      122%      67%       0%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FOR THE PERIOD DECEMBER 5, 1988 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1988.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
HIGH INCOME PORTFOLIO - INITIAL CLASS



28.Selected Per-Share Data and Ratios

29.Years ended
December                1997      1996      1995      1994      1993      1992      1991     1990      1989      1988
31

30.Net asset value,      $ 12.520  $ 12.050  $ 10.750  $ 11.990  $ 10.820  $ 9.550   $ 7.070  $ 8.110   $ 9.660   $ 9.680
beginning of period

31.Income from
Investment               1.124C    .927      .856      .770      .728      .790      .890     .858      1.202     1.110
Operations
 Net investment income

32. Net realized and     .936      .643      1.224     (.910)    1.332     1.290     1.590    (1.040)   (1.550)   (.020)
 unrealized gain (loss)

33. Total from investment 2.060     1.570     2.080     (.140)    2.060     2.080     2.480    (.182)    (.348)    1.090
 operations

34.Less Distributions     (.890)    (.920)    (.780)    (.730)    (.794)    (.810)    --       (.858)    (1.202)   (1.110)
 From net investment
 income

35. In excess of net      --        --        --        --        (.036)    --        --       --        --        --
 investment income

36. From net realized
gain                      (.110)    (.180)    --        (.370)    (.060)    --        --       --        --        --

37. Total distributions   (1.000)   (1.100)   (.780)    (1.100)   (.890)    (.810)    --       (.858)    (1.202)   (1.110)

38.Net asset value,      $ 13.58   $ 12.520  $ 12.050  $ 10.750  $ 11.990  $ 10.820  $ 9.550  $ 7.070   $ 8.110   $ 9.660
end of period

39.Total returnA,B       17.67%    14.03%    20.72%    (1.64)%   20.40%    23.17%    35.08%   (2.23)%   (4.17)%   11.64%

40.Net assets, end of
period                   $ 2,330   $ 1,589   $ 1,040   $ 569     $ 464     $ 201     $ 70     $ 30      $ 34      $ 30

(In millions)

41.Ratio of expenses
to                        .71%      .71%      .71%      .71%      .64%D     .67%      .97%     1.00%D    .93%      .99%
average net assets

42.Ratio of net
investment                8.88%     9.09%     9.32%     8.75%     8.69%     10.98%    12.94%   11.36%    12.94%    11.41%
income to average net assets

43.Portfolio turnover
rate                      118%      123%      132%      122%      155%      160%      154%     156%      124%      139%

44.Average commission    $ .0389   $ .0370
rateE


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
ASSET MANAGER PORTFOLIO - INITIAL CLASS

45.Selected Per-Share Data and Ratios

46.Years ended December                 1997     1996     1995     1994      1993     1992     1991     1990     1989D
31

47.Net asset value,                     $ 16.93  $ 15.79  $ 13.79  $ 15.42   $ 13.32  $ 12.55  $ 10.24  $ 9.97   $ 10.00
beginning of period

48.Income from
Investment Operations

49. Net investment                       .57E     .63      .30      .45       .33      .32      .35      .41      .09
income

50. Net realized and                     2.58     1.55     1.99     (1.33)    2.39     1.09     1.96     .26      (.01)
 unrealized gain (loss)

51. Total from investment                3.15     2.18     2.29     (.88)     2.72     1.41     2.31     .67      .08
 operations

52.Less Distributions

53. From net investment                  (.59)    (.57)    (.29)    (.29)     (.33)    (.31)    --       (.40)    (.09)
 income

54. In excess of net                     --       --       --       --        (.04)    --       --       --       --
 investment income

55. From net realized gain               (1.48)   (.47)    --       (.46)     (.25)    (.33)    --       --       (.02)

56. Total distributions                  (2.07)   (1.04)   (.29)    (.75)     (.62)    (.64)    --       (.40)    (.11)

57.Net asset value,                     $ 18.01  $ 16.93  $ 15.79  $ 13.79   $ 15.42  $ 13.32  $ 12.55  $ 10.24  $ 9.97
end of period

58.Total returnB,C                       20.65%   14.60%   16.96%   (6.09)%   21.23%   11.71%   22.56%   6.72%    .81%

59.Net assets, end of                   $ 4,400  $ 3,641  $ 3,333  $ 3,291   $ 2,423  $ 732    $ 194    $ 36     $ 7
period (In millions)

60.Ratio of expenses to                  .65%     .74%     .81%     .81%      .88%     .91%     1.08%    1.25%F   2.50%A,F
average net assets

61.Ratio of expenses to                  .64%G    .73%G    .79%G    .80%G     .88%     .91%     1.08%    1.25%    2.50%A
average net assets after
expense reductions

62.Ratio of net investment               3.43%    3.60%    3.54%    4.07%     3.64%    4.89%    5.89%    5.92%    4.77%A
income to average net
assets

63.Portfolio turnover rate               101%     168%     256%     85%       113%     92%      110%     117%     158%A

64.Average commission                   $ .0408  $ .0163
rateH


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FOR THE PERIOD SEPTEMBER 6, 1989 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1989.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'S EXPENSES. H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
ASSET MANAGER: GROWTH PORTFOLIO - INITIAL CLASS

65.Selected Per-Share Data and Ratios

66.Years ended December 31                                            1997     1996     1995C

67.Net asset value, beginning of period                               $ 13.10  $ 11.77  $ 10.00

68.Income from Investment Operations

69. Net investment income                                              .36G     .21      .10

70. Net realized and unrealized gain (loss)                            2.92     2.08     2.20

71. Total from investment operations                                   3.28     2.29     2.30

72.Less Distributions

73. From net investment income                                         --       (.21)    (.11)

74. From net realized gain                                             (.02)    (.75)    (.42)

75. Total distributions                                                (.02)    (.96)    (.53)

76.Net asset value, end of period                                     $ 16.36  $ 13.10  $ 11.77

77.Total returnA,B                                                     25.07%   20.04%   23.02%

78.Net assets, end of period (In millions)                            $ 483    $ 253    $ 68

79.Ratio of expenses to average net assets                             .77%     .87%     1.00%D

80.Ratio of expenses to average net assets after expense reductions    .76%E    .85%E    1.00%

81.Ratio of net investment income to average net assets                2.44%    2.63%    1.69%

82.Portfolio turnover rate                                             90%      120%     343%

83.Average commission rateF                                           $ .0399  $ .0211


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1995.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'S EXPENSES. F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
BALANCED PORTFOLIO - INITIAL CLASS

84.Selected Per-Share Data and Ratios

85.Years ended December 31                                            1997     1996     1995C

86.Net asset value, beginning of period                               $ 12.23  $ 11.17  $ 10.00

87.Income from Investment Operations

88. Net investment income                                              .44H     .33      .14

89. Net realized and unrealized gain (loss)                            2.22     .78      1.25

90. Total from investment operations                                   2.66     1.11     1.39

91.Less Distributions

92. From net investment income                                         (.31)    (.01)D   (.14)

93. From net realized gain                                             --       (.04)D   (.08)

94. Total distributions                                                (.31)    (.05)    (.22)

95.Net asset value, end of period                                     $ 14.58  $ 12.23  $ 11.17

96.Total returnA,B                                                     22.18%   9.98%    13.92%

97.Net assets, end of period (In millions)                            $ 215    $ 103    $ 43

98.Ratio of expenses to average net assets                             .61%     .72%     1.42%E

99.Ratio of expenses to average net assets after expense reductions    .60%F    .71%F    1.42%

100.Ratio of net investment income to average net assets               3.28%    3.63%    3.56%

101.Portfolio turnover rate                                            98%      163%     248%

102.Average commission rateG                                          $ .0423  $ .0165


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1995.
D THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'S EXPENSES. G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
EQUITY-INCOME PORTFOLIO - INITIAL CLASS



103.Selected Per-Share Data and Ratios

104.Years ended December       1997      1996     1995     1994     1993     1992     1991     1990       1989     1988
31

105.Net asset value,           $ 21.03   $ 19.27  $ 15.35  $ 15.44  $ 13.40  $ 11.85  $ 9.51   $ 12.29    $ 11.01  $ 9.42
beginning of period

106.Income from
Investment Operations

107. Net investment            .36D      .35      .41      .41      .37      .40      .50      .58        .60      .53
income

108. Net realized and           5.06      2.30     4.69     .64      2.06     1.57     2.43     (2.38)     1.29     1.59
 unrealized gain (loss)

109. Total from                 5.42      2.65     5.10     1.05     2.43     1.97     2.93     (1.80)     1.89     2.12
investment
 operations

110.Less Distributions

111. From net investment        (.36)     (.03)    (.40)    (.37)    (.35)    (.42)    (.59)    (.59)      (.52)    (.53)
 income

112. In excess of net           --        --       --       --       (.04)    --       --       --         --       --
  investment income

113. From net realized          (1.81)    (.86)    (.78)    (.77)    --       --       --       (.39)      (.09)    --
gain

114. Total distributions        (2.17)    (.89)    (1.18)   (1.14)   (.39)    (.42)    (.59)    (.98)      (.61)    (.53)

115.Net asset value,           $ 24.28   $ 21.03  $ 19.27  $ 15.35  $ 15.44  $ 13.40  $ 11.85  $ 9.51     $ 12.29  $ 11.01
end of period

116.Total returnA,B            28.11%    14.28%   35.09%   7.07%    18.29%   16.89%   31.44%   (15.29)%   17.34%   22.71%

117.Net assets, end of         $ 10,107  $ 6,961  $ 4,879  $ 2,284  $ 1,319  $ 593    $ 282    $ 154      $ 143    $ 52
period
(In millions)

118.Ratio of expenses to        .58%      .58%     .61%     .60%     .62%     .65%     .74%     .78%       .85%     1.13%
average net assets

119.Ratio of expenses to        .57%C     .56%C    .61%     .58%C    .62%     .65%     .74%     .78%       .85%     1.13%
average net assets after
expense reductions

120.Ratio of net investment     1.65%     1.97%    2.56%    2.83%    2.87%    3.52%    4.83%    6.01%      5.82%    5.36%
income to average net assets

121.Portfolio turnover          44%       186%     87%      134%     120%     74%      107%     94%        78%      69%
rate

122.Average commission         $ .0440   $ .0426
rateE


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'S EXPENSES. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING FOR THE PERIOD.
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
INDEX 500 PORTFOLIO - INITIAL CLASS

123.Selected Per-Share Data and Ratios

124.Years ended December 31                   1997      1996     1995     1994     1993     1992D

125.Net asset value, beginning of period      $ 89.05   $ 75.71  $ 56.22  $ 55.74  $ 52.60  $ 50.00

126.Income from Investment Operations

127. Net investment income                     1.80E     1.04     .85      1.14     1.31     .44

128. Net realized and unrealized gain          26.67     15.55    19.72    (.56)    3.80     2.71
(loss)

129. Total from investment operations          28.47     16.59    20.57    .58      5.11     3.15

130.Less Distributions

131. From net investment income                (1.03)    (.91)    (.95)    --       (1.28)   (.47)

132. From net realized gain                    (2.09)    (2.34)   (.11)    (.10)    (.60)    (.08)

133. In excess of net realized gain            --        --       (.02)    --       (.09)    --

134. Total distributions                       (3.12)    (3.25)   (1.08)   (.10)    (1.97)   (.55)

135.Net asset value, end of period            $ 114.40  $ 89.05  $ 75.71  $ 56.22  $ 55.74  $ 52.60

136.Total returnB,C                            32.83%    22.71%   37.19%   1.04%    9.74%    6.31%

137.Net assets, end of period (In millions)   $ 2,098   $ 823    $ 246    $ 51     $ 25     $ 18

138.Ratio of expenses to average net           .28%F     .28%F    .28%F    .28%F    .28%F    .28%A,F
assets

139.Ratio of net investment income to          1.74%     2.26%    2.70%    2.81%    2.65%    2.89%A
average net assets

140.Portfolio turnover rate                    9%        14%      16%      2%       9%       0%

141.Average commission rateG                  $ .0268   $ .0315


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FOR THE PERIOD AUGUST 27, 1992 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1992.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING FOR THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
GROWTH & INCOME PORTFOLIO - INITIAL CLASS
142.Selected Per-Share Data and Ratios

143.Years ended December 31                                1997     1996D

144.Net asset value, beginning of period                   $ 9.90   $ 10.00

145.Income from Investment Operations

146. Net investment income                                  .13G     --

147. Net realized and unrealized gain (loss)                2.84     (.10)

148. Total from investment operations                       2.97     (.10)

149.Less Distributions

150. From net investment income                             (.08)    --

151. From net realized gain                                 (.26)    --

152. Total distributions                                    (.34)    --

153.Net asset value, end of period                         $ 12.53  $ 9.90

154.Total returnB,C                                         30.09%   (1.00)%

155.Net assets, end of period (In millions)                $ 345    $ 0.99

156.Ratio of expenses to average net assets                 .70%     1.00%A,E

157.Ratio of net investment income to average net assets    1.14%    3.89%A

158.Portfolio turnover rate                                 81%      0%

159.Average commission rateF                               $ .0322  $ .0120

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D DECEMBER 31, 1996 (COMMENCEMENT OF OPERATIONS).
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
GROWTH OPPORTUNITIES PORTFOLIO - INITIAL CLASS

160.Selected Per-Share Data and Ratios

161.Years ended December 31                                            1997     1996     1995C

162.Net asset value, beginning of period                               $ 15.40  $ 13.07  $ 10.00

163.Income from Investment Operations

164. Net investment income                                              .29G     .26      .11

165. Net realized and unrealized gain (loss)                            4.18     2.12     3.14

166. Total from investment operations                                   4.47     2.38     3.25

167.Less Distributions

168. From net investment income                                         (.25)    --       (.11)

169. From net realized gain                                             (.35)    (.05)    (.07)

170. Total distributions                                                (.60)    (.05)    (.18)

171.Net asset value, end of period                                     $ 19.27  $ 15.40  $ 13.07

172.Total returnA,B                                                     29.95%   18.27%   32.52%

173.Net assets, end of period (In millions)                            $ 1,026  $ 383    $ 164

174.Ratio of expenses to average net assets                             .74%     .77%     .85%D

175.Ratio of expenses to average net assets after expense reductions    .73%E    .76%E    .83%E

176.Ratio of net investment income to average net assets                1.68%    2.29%    2.49%

177.Portfolio turnover rate                                             26%      28%      38%

178.Average commission rateF                                           $ .0377  $ .0367


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1995.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'S EXPENSES. F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
CONTRAFUND PORTFOLIO - INITIAL CLASS

179.Selected Per-Share Data and Ratios

180.Years ended December 31                                            1997     1996     1995C

181.Net asset value, beginning of period                               $ 16.56  $ 13.79  $ 10.00

182.Income from Investment Operations

183. Net investment income                                              .16F     .14      .06

184. Net realized and unrealized gain (loss)                            3.73     2.76     3.91

185. Total from investment operations                                   3.89     2.90     3.97

186.Less Distributions

187. From net investment income                                         (.14)    --       (.06)

188. From net realized gain                                             (.37)    (.13)    (.12)

189. Total distributions                                                (.51)    (.13)    (.18)

190.Net asset value, end of period                                     $ 19.94  $ 16.56  $ 13.79

191.Total returnA,B                                                     24.14%   21.22%   39.72%

192.Net assets, end of period (In millions)                            $ 4,108  $ 2,394  $ 877

193.Ratio of expenses to average net assets                             .71%     .74%     .72%

194.Ratio of expenses to average net assets after expense reductions    .68%D    .71%D    .72%

195.Ratio of net investment income to average net assets                .90%     1.33%    1.07%

196.Portfolio turnover rate                                             142%     178%     132%

197.Average commission rateE                                           $ .0336  $ .0343


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1995.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'S EXPENSES. E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
GROWTH PORTFOLIO - INITIAL CLASS



198.Selected Per-Share Data and Ratios

199.Years ended December        1997     1996     1995     1994     1993     1992     1991     1990       1989     1988
31

200.Net asset value,            $ 31.14  $ 29.20  $ 21.69  $ 23.08  $ 19.76  $ 18.51  $ 12.91  $ 15.18    $ 11.72  $ 10.14
beginning of period

201.Income from
Investment Operations

202. Net investment              .20C     .22      .08      .12      .12      .09      .09C     .24        .24      .19
income

203. Net realized and           6.91     3.82     7.55     (.12)    3.64     1.64     5.72     (1.98)     3.41     1.39
 unrealized gain (loss)

204. Total from                  7.11     4.04     7.63     --       3.76     1.73     5.81     (1.74)     3.65     1.58
investment
 operations

205.Less Distributions

206. From net investment        (.21)    (.08)    (.12)    (.12)    (.11)    (.05)    (.21)    (.21)      (.19)    --
 income

207. From net realized           (.94)    (2.02)   --       (1.27)   (.21)    (.43)    --       (.32)      --       --
gain

208. In excess of net            --       --       --       --       (.12)    --       --       --         --       --
 realized gain

209. Total distributions        (1.15)   (2.10)   (.12)    (1.39)   (.44)    (.48)    (.21)    (.53)      (.19)    --

210.Net asset value,            $ 37.10  $ 31.14  $ 29.20  $ 21.69  $ 23.08  $ 19.76  $ 18.51  $ 12.91    $ 15.18  $ 11.72
end of period

211.Total returnA,B              23.48%   14.71%   35.36%   (.02)%   19.37%   9.32%    45.51%   (11.73)%   31.51%   15.58%

212.Net assets, end of          $ 7,727  $ 6,086  $ 4,163  $ 2,142  $ 1,384  $ 750    $ 371    $ 135      $ 77     $ 29
period
(In millions)

213.Ratio of expenses to         .69%     .69%     .70%     .70%     .71%     .75%     .84%     .88%       1.02%    1.24%
average net assets

214.Ratio of expenses to         .67%D    .67%D    .70%     .69%D    .71%     .75%     .84%     .88%       1.02%    1.24%
average net assets after
expense reductions

215.Ratio of net investment      .58%     .81%     .37%     .69%     .72%     .83%     .56%     2.69%      2.83%    1.91%
income to average net assets

216.Portfolio turnover           113%     81%      108%     122%     159%     262%     261%     88%        111%     155%
rate

217.Average commission          $ .0428  $ .0416
rateE


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'S EXPENSES. E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
OVERSEAS PORTFOLIO - INITIAL CLASS



218.Selected Per-Share Data and Ratios

219.Years ended December       1997     1996     1995     1994     1993     1992       1991     1990      1989     1988
31

220.Net asset value,          $ 18.84  $ 17.06  $ 15.67  $ 15.48  $ 11.53  $ 13.09    $ 12.42  $ 12.67   $ 10.11  $ 9.35
beginning of period

221.Income from Investment
Operations

222. Net investment income      .30C     .32C,D   .17      .19      .06      .16        .24      .18       .07      .09

223. Net realized and           1.70     1.88     1.34     .08      4.16     (1.54)     .74      (.39)     2.57     .67
 unrealized gain (loss)

224. Total from investment      2.00     2.20     1.51     .27      4.22     (1.38)     .98      (.21)     2.64     .76
 operations

225.Less Distributions

226. From net investment        (.33)    (.20)    (.06)    (.08)    (.18)    (.18)      (.17)    (.04)     (.08)    --
 income

227. In excess of net           --       --       --       --       (.04)    --         --       --        --       --
 investment income

228. From net realized gain     (1.31)   (.22)    (.02)    --       --       --         (.14)H   --        --       --

229. In excess of net           --       --       (.04)    --       (.05)    --         --       --        --       --
 realized gain

230. Total distributions        (1.64)   (.42)    (.12)    (.08)    (.27)    (.18)      (.31)    (.04)     (.08)    --

231.Net asset value, end of    $ 19.20  $ 18.84  $ 17.06  $ 15.67  $ 15.48  $ 11.53    $ 13.09  $ 12.42   $ 12.67  $ 10.11
period

232.Total returnA,B            11.56%   13.15%   9.74%    1.72%    37.35%   (10.72)%   8.00%    (1.67)%   26.28%   8.13%

233.Net assets, end of         $ 1,926  $ 1,668  $ 1,343  $ 1,298  $ 778    $ 181      $ 126    $ 81      $ 26     $ 9
period
(In millions)

234.Ratio of expenses to        .92%     .93%     .91%     .92%     1.03%    1.14%      1.26%    1.41%     1.50%E   1.50%E
average net assets

235.Ratio of expenses to        .90%F    .92%F    .91%     .92%     1.03%    1.14%      1.26%    1.41%     1.50%    1.50%
average net assets after
expense reductions

236.Ratio of net investment     1.55%    1.84%    1.88%    1.28%    1.21%    1.86%      2.33%    1.89%     .66%     .84%
income to average net assets

237.Portfolio turnover rate     67%      92%      50%      42%      42%      61%        168%     100%      78%      95%

238.Average commission         $ .0092  $ .0137
rateG


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D NET INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM VOLVO AB WHICH AMOUNTED TO $.05 PER SHARE.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'S EXPENSES. G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H INCLUDES AMOUNTS DISTRIBUTED FROM NET REALIZED GAIN ON FOREIGN CURRENCY RELATED TRANSACTIONS TAXABLE AS ORDINARY INCOME.
THE FUNDS IN DETAIL

CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Money Market, High Income, Equity-Income, Growth and Overseas Portfolios are diversified funds of Variable Insurance Products Fund (VIP); Investment Grade Bond, Asset Manager, Index 500, Asset Manager: Growth and Contrafund Portfolios are diversified funds of Variable Insurance Products Fund II (VIP II); and Growth & Income, Balanced and Growth Opportunities Portfolios are diversified funds of Variable Insurance Products Fund III (VIP III). VIP, VIP II, and VIP III are open-end management investment companies organized as Massachusetts business trusts on November 13, 1981, March 21, 1988, and July 14, 1994, respectively. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity or BT.
THE FUNDS MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. An insurance company issuing a variable contract that participates in the funds will vote shares held in its separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations thereof, a participating insurance company is required to request voting instructions from policy owners and must vote shares in the separate account in proportion to the voting instructions received. With respect to funds of VIP and VIP II, your insurance company is entitled to one vote for each share it owns. With respect to funds of VIP III, the number of votes your insurance company is entitled to is based upon the dollar value of its investment. For a further discussion, please refer to your insurance company's separate account prospectus.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which handles their business affairs and, with the assistance of affiliates for certain funds, chooses their investments. Beginning January 1, 1999, FIMM, located in Merrimack, New Hampshire, will select certain types of investments for Asset Manager, Asset Manager: Growth, and Balanced Portfolios. Beginning January 1, 1999, FIMM will have primary responsibility for providing investment management services for Investment Grade Bond Portfolio.
(small solid bullet) FIMM has primary responsibility for providing investment management services for Money Market Portfolio.
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for High Income, Asset Manager, Asset Manager: Growth, Balanced, Growth & Income, Growth Opportunities, Contrafund, and Overseas Portfolios.
(small solid bullet) Fidelity Management & Research (Far East) Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for High Income, Asset Manager, Asset Manager: Growth, Balanced, Growth & Income, Growth Opportunities, Contrafund, and Overseas Portfolios. FIDELITY FACTS (checkmark)
Fidelity offers the broadest selection of mutual funds in the world. (bullet) Number of Fidelity mutual funds: over 226
(bullet) Assets in Fidelity mutual funds:  over $529 billion
(bullet) Number of shareholder accounts:  over 34 million
(bullet) Number of investment analysts and portfolio managers: over
265
(small solid bullet) Fidelity International Investment Advisors
(FIIA), in Pembroke, Bermuda, serves as a sub-adviser for Overseas
Portfolio.
(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for Overseas Portfolio.
Barry Coffman is Vice President and manager of VIP: High Income Portfolio, which he has managed since August 1990. He also co-manages other Fidelity funds. Mr. Coffman joined Fidelity as an analyst in 1986.
Dick Habermann is Vice President and lead manager of VIP II: Asset Manager Portfolio and VIP II: Asset Manager: Growth Portfolio, both of which he has managed since March 1996. Other Fidelity investment professionals assist Mr. Habermann in selecting investments within each asset class for the funds. He also manages several other Fidelity funds. Previously, he was division head for international equities and director of international research from 1991 to 1996. He joined Fidelity in 1968.
John Avery is manager of VIP III: Balanced Portfolio, which he has managed since January 1998; he had been associate manager of the fund since September 1997. He also manages another Fidelity fund. Mr. Avery joined Fidelity as an analyst in 1995. Previously, he was an analyst for Putnam Investments from 1993 to 1994. Mr. Avery received his MBA from The Wharton School at the University of Pennsylvania in 1993. Kevin Grant is Vice President and manager of VIP II: Investment Grade Bond Portfolio, which he has managed since February 1997. He also is Vice President of VIP III: Balanced Portfolio and manager of its fixed-income investments since March 1996. He also manages several other Fidelity funds. Mr. Grant joined Fidelity as a portfolio manager in 1993.
Stephen Petersen is Vice President and manager of VIP: Equity-Income Portfolio, which he has managed since January 1997. He also manages another Fidelity fund. Since joining Fidelity in 1980, Mr. Petersen has worked as an analyst and manager.
Steven Kaye is Vice President and manager of VIP III: Growth & Income Portfolio, which he has managed since April 1998. He also manages another Fidelity fund. Since joining Fidelity in 1985, Mr. Kaye has worked as an analyst, manager, and assistant director of equity research.
Louis Salemy is associate manager of VIP III: Growth & Income Portfolio, which he has managed since April 1998. Previously, he managed other Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as an analyst, manager, and portfolio assistant. George Vanderheiden is Vice President and manager of VIP III: Growth Opportunities Portfolio, which he has managed since January 1995. He also manages several other Fidelity funds. Mr. Vanderheiden joined Fidelity in 1971 and has worked as a portfolio manager since 1980. Charles Mangum will provide assistance in managing VIP III: Growth Opportunities Portfolio from time to time. He also manages another Fidelity fund. Since joining Fidelity in 1990, Mr. Mangum has worked as an analyst and manager.
Will Danoff is Vice President and manager of VIP II: Contrafund Portfolio, which he has managed since inception. He also manages another Fidelity fund. Since joining Fidelity in 1986, Mr. Danoff has worked as an analyst and manager.
Jason Weiner is associate manager of VIP II: Contrafund Portfolio, which he has managed since April 1998. He also manages another Fidelity fund. Since joining Fidelity in 1991, Mr. Weiner has worked as an analyst and manager.
Jennifer Uhrig is Vice President and manager of VIP: Growth Portfolio, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1987, Ms. Uhrig has worked as an analyst and manager.
Richard Mace is Vice President and manager of VIP: Overseas Portfolio, which he has managed since March 1996. He also manages several other Fidelity funds. Since joining Fidelity in 1987, Mr. Mace has worked as an analyst and manager.
Each fund has an investment objective similar to that of an existing Fidelity fund. Money Market Portfolio is most similar to Fidelity Cash Reserves; High Income Portfolio is most similar to Spartan High Income Fund; Equity-Income Portfolio is most similar to Fidelity Equity-Income Fund; Growth Portfolio is most similar to Fidelity Growth Company Fund; Overseas Portfolio is most similar to Fidelity Overseas Fund; Investment Grade Bond Portfolio is most similar to Fidelity Investment Grade Bond Fund; Asset Manager Portfolio is most similar to Fidelity Asset Manager; Index 500 Portfolio is most similar to Spartan Market Index Fund; Contrafund Portfolio is most similar to Fidelity Contrafund; Asset Manager: Growth Portfolio is most similar to Fidelity Asset Manager: Growth; Growth & Income Portfolio is most similar to Fidelity Growth & Income Portfolio; Balanced Portfolio is most similar to Fidelity Advisor Balanced Fund; and Growth Opportunities Portfolio is most similar to Fidelity Advisor Growth Opportunities Fund. The performance of a separate account investing in a fund is not expected to be the same as the performance of the fund due in part to dissimilarities in their investments. Various insurance-related costs at the insurance company's separate account will also affect performance.
Each fund sells its shares to separate accounts of insurance companies that are both affiliated and unaffiliated with FMR. Each fund currently does not foresee any disadvantages to policyowners arising out of the fact that each fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to arise, one or more insurance companies' separate accounts might be required to withdraw its investments in one or more funds and shares of another fund may be substituted. This might force a fund to sell securities at disadvantageous prices. In addition, the Board of Trustees may refuse to sell shares of any fund to any separate account or may suspend or terminate the offering of shares of any fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for Initial Class of each fund.
FMR Corp. is the ultimate parent company of FMR, FIMM, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
Fidelity International Limited (FIL) is the parent company of FIIA and FIIA(U.K.)L. The Johnson family group also owns, directly or indirectly, more than 25% of the voting common stock of FIL.
BT AND ITS AFFILIATES
Index 500 Portfolio is managed by FMR, which handles its business affairs. BT, Index 500 Portfolio's sub-adviser, chooses the fund's investments. FMR supervises the sub-adviser and, in conjunction with the Board of Trustees, reviews the sub-adviser's performance of its duties. BT also acts as Index 500 Portfolio's custodian.
BT, a New York banking corporation with principal offices at 130 Liberty Street, New York, New York 10006, is a wholly-owned subsidiary of Bankers Trust New York Corporation.
BT, subject to the supervision and direction of the Board of Trustees and FMR, makes investment decisions for Index 500 Portfolio, places orders to buy, sell and lend the fund's investments, and manages the fund in accordance with its investment objective and policies. BT may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist in its role as sub-adviser. BT places orders for portfolio transactions with broker-dealers and other firms of its choosing, which may include affiliates of BT or FMR.
BT investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
FMR and BT may use their broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
The value of the funds' investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions.
The yield and share price of a bond fund change daily based on changes in interest rates and market conditions, and in response to other economic, political or financial events. The types and maturities of the securities a bond fund purchases and the credit quality of their issuers will impact a bond fund's reaction to these events.
The total return from a bond includes both income and price gains or losses. While income is the most important component of bond returns over time, a bond fund's emphasis on income does not mean the fund invests only in the highest-yielding bonds available, or that it can avoid losses of principal.
In general, bond prices rise when interest rates fall and fall when interest rates rise. Longer-term bonds are usually more sensitive to interest rate changes. In other words, the longer the maturity of a bond, the greater the impact a change in interest rates is likely to have on the bond's price. In addition, short-term interest rates and long-term interest rates do not necessarily move in the same amount or in the same direction. A short-term bond tends to react to changes in short-term interest rates and a long-term bond tends to react to changes in long-term interest rates.
The price of a bond is affected by the credit quality of its issuer. Changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds.
Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can prepay principal prior to the security's maturity. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security may be difficult to predict and result in greater volatility.
Funds which invest in foreign securities have increased economic and political risks as they are exposed to events and factors in the various world markets. This is especially true for funds that invest in emerging markets. Also, because certain of the funds' investments are denominated in foreign currencies, changes in the value of foreign currencies can significantly affect a fund's share price. FMR (BT for Index 500 Portfolio) may use a variety of investment techniques to either increase or decrease a fund's investment exposure to any currency.
FMR (BT for Index 500 Portfolio) may use various techniques to hedge a portion of a fund's risks, but there is no guarantee that these strategies will work as intended. When fund shares are redeemed, they may be worth more or less than their original cost.
FMR (BT for Index 500 Portfolio) normally invests each fund's assets according to its investment strategy. High Income, Asset Manager, Asset Manager: Growth, Balanced, Equity-Income, Index 500, Growth & Income, Growth Opportunities, Contrafund, Growth, and Overseas Portfolios also reserve the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes. Overseas Portfolio may invest in short-term debt securities and money market instruments for cash management purposes. Investment Grade Bond Portfolio reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.
MONEY MARKET PORTFOLIO
The fund seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in high-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. The fund also may enter into reverse repurchase agreements.
The fund complies with industry-standard requirements on the quality, maturity, and diversification of its investments, which are designed to help maintain a stable $1.00 share price. Of course, there is no guarantee that the fund will maintain a stable $1.00 share price. The fund will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities it buys. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the fund's investments could cause its share price (and the value of an investment) to change.
The fund earns income at current money market rates. It stresses income, preservation of capital, and liquidity, and does not seek the higher yields or capital appreciation that more aggressive investments may provide. The fund's yield will vary from day to day and generally reflects current short-term interest rates and other market conditions.
It is important to note that neither the fund nor its yield is insured or guaranteed by the U.S. Government.
INVESTMENT GRADE BOND PORTFOLIO
The fund seeks as high a level of current income as is consistent with the preservation of capital by investing primarily in a broad range of fixed-income securities. FMR normally invests at least 65% of the fund's total assets in investment-grade, fixed-income securities such as bonds, notes and debentures.
In managing the fund, FMR selects a benchmark index that is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers Aggregate Bond Index, a market value weighted benchmark of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. FMR manages the fund to have similar overall interest rate risk to the Index. As of December 31, 1997, the dollar-weighted average maturities of the fund and the Index were approximately 7.9 and 8.68 years, respectively.
FMR allocates assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.
FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity.
HIGH INCOME PORTFOLIO
The fund seeks high current income by investing primarily in all types of income-producing debt securities, preferred stocks, and convertible securities. FMR normally invests at least 65% of the fund's total assets in these securities. In choosing investments, the fund also considers growth of capital. The fund may also invest in futures contracts and other derivatives to adjust its investment exposure. Although the fund has no limits on the quality and maturity of its investments, its strategy typically leads to lower-quality, fixed-income securities. These investments may present the risk of default or may be in default. If consistent with its investment objective, however, the fund can also invest in common stocks, other equity securities, and debt securities not currently paying interest but which are expected to do so in the future. Performance is also especially affected by individual company news. The success of the fund's investment strategy depends on FMR's analysis of a company's relative values and its potential for success in light of its current financial situation, its industry position, economic conditions, and interest rate trends.
ASSET MANAGER AND ASSET MANAGER: GROWTH PORTFOLIOS
Each fund seeks to achieve its investment objective by allocating its assets among stocks, bonds, short-term and money market instruments, and other instruments of U.S. and foreign issuers. Each fund, however, has a different objective and pursues its objective by investing within different asset allocation ranges.
ASSET MANAGER seeks high total return with reduced risk over the long term.
ASSET MANAGER: GROWTH seeks to maximize total return over the long term.
Each fund allocates its assets among the following classes, or types, of investments. The STOCK CLASS includes equity securities of all types. The BOND CLASS includes all varieties of fixed-income securities maturing in more than one year. The SHORT-TERM/MONEY MARKET CLASS includes all types of short-term and money market instruments. FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The funds may also make other investments that do not fall within these classes. FMR has the ability to allocate each fund's assets within specified ranges. Each fund's NEUTRAL MIX represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The range and approximate neutral mix for each asset class are shown below.
ASSET MANAGER
 Range Neutral mix
STOCK CLASS 30-70% 50%
BOND CLASS 20-60% 40%
SHORT-TERM/MONEY
MARKET CLASS 0-50% 10%
Asset Manager's approach spreads the fund's assets among all three classes, moderating both the risk and return potential of stocks, bonds, and short-term and money market instruments.
ASSET MANAGER: GROWTH
 Range Neutral mix
STOCK CLASS 50-100% 70%
BOND CLASS 0-50% 25%
SHORT-TERM/MONEY
MARKET CLASS 0-50% 5%
Asset Manager: Growth's more aggressive approach focuses on stocks for high potential returns. However, because the fund can invest in bonds and short-term and money market instruments, its return may not be as high as a fund that invests only in stocks.
Because the funds are subject to the risks of each investment type, the funds and their performance are affected by many factors.
In pursuit of each fund's objective, FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews each fund's allocations and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective. Under normal circumstances, a single reallocation will not involve more than 10% of Asset Manager's total assets or more than 20% of Asset Manager:
Growth's total assets. Although FMR uses its expertise and resources in allocating assets, FMR's decisions may not be advantageous to a fund.
Each fund diversifies across investment types more than most mutual funds. No one mutual fund, however, can provide an appropriate balanced investment plan for all investors.
BALANCED PORTFOLIO
The fund seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential.
FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other fixed-income securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).
The fund may buy securities that are not currently paying income but offer prospects for future income. The fund may invest in securities of foreign issuers. In selecting investments for the fund, FMR will consider such factors as the issuer's financial strength, its outlook for increased dividend or interest payments, and the potential for capital gains.
EQUITY-INCOME PORTFOLIO
The fund seeks reasonable income by investing primarily in income-producing equity securities. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in all types of domestic and foreign securities, including bonds. The fund seeks a yield that exceeds the yield on the securities comprising the S&P 500. The fund does not expect to invest in debt securities of companies that do not have proven earnings or credit. When choosing the fund's investments, FMR also considers the potential for capital appreciation.
INDEX 500 PORTFOLIO
The fund seeks to provide investment results that correspond to the total return of a broad range of common stocks publicly traded in the United States.
To achieve this objective, the fund attempts to duplicate the composition and total return of the S&P 500. The S&P 500 is made up of 500 common stocks, most of which trade on the New York Stock Exchange
(NYSE). Standard & Poor's (S&P) is neither an affiliate nor a sponsor of the fund, and inclusion of a stock in the index does not imply that it is a good investment. The S&P 500 is a widely recognized, unmanaged index of common stock prices. It is generally acknowledged that the S&P 500 broadly represents the performance of publicly traded common stocks in the United States. Total returns for the S&P 500 assume reinvestment of dividends but do not include the effect of brokerage commissions or other fees. At some time in the future FMR may, subject to shareholders' approval and 30 days' notice, select another index if such a standard of comparison is deemed to be more representative of the performance of U.S. common stocks.
Under normal conditions the fund seeks to invest at least 80% of its assets (65% if fund assets are below $20 million) in equity securities of companies that compose the S&P 500.
The fund may not always hold all of the same securities as the S&P
500. BT may choose, if extraordinary circumstances warrant, to exclude an index stock from the fund and substitute a similar stock if doing so will help the fund achieve its objective.
The fund may not track the S&P 500 perfectly. Differences between the S&P 500 and the fund's portfolio may cause differences in performance. Even if the fund's investments match the S&P 500 exactly, its returns could differ on a day-to-day basis because of differences in how the fund and the S&P 500 are valued. The fund normally values all of its investments at 4:00 p.m. Eastern time. The S&P 500 is valued by its sponsor, who may use different closing prices than the fund does. In addition, the fund's ability to replicate the S&P 500's returns will depend to some extent on transaction costs and the size and frequency of cash flows into and out of the fund.
The fund seeks to achieve a 98% or better correlation between its total return and the total return of the S&P 500. BT uses an indexing technique to structure the fund's portfolio similarly to that of the S&P 500. FMR monitors correlation between the performance of the fund and that of the S&P 500 on a monthly basis. Correlation is measured by comparing the fund's monthly total returns to those of the S&P 500 over the most recent 36-month period. In the unlikely event that the fund cannot achieve a correlation of 98% or better, the trustees will consider alternative arrangements.
The fund may purchase short-term debt securities for cash management purposes and may use various techniques, such as stock index futures, to adjust its exposure to the S&P 500.
GROWTH & INCOME PORTFOLIO
The fund seeks high total return through a combination of current income and capital appreciation by investing mainly in equity securities. The fund expects to invest the majority of its assets in domestic and foreign equity securities, with a focus on those that pay current dividends and show potential earnings growth. However, the fund may buy debt securities as well as equity securities that are not currently paying dividends, but offer prospects for capital appreciation or future income.
GROWTH OPPORTUNITIES PORTFOLIO
The fund seeks capital growth by investing primarily in common stocks and securities convertible into common stocks. FMR normally invests at least 65% of the fund's total assets in securities of companies that FMR believes have long-term growth potential. Although the fund invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The fund may invest in foreign securities without limitation.
CONTRAFUND PORTFOLIO
The fund seeks capital appreciation by investing in securities of companies whose value FMR believes is not fully recognized by the public. The fund normally invests primarily in common stock and securities convertible into common stock, but it has the flexibility to invest in other types of securities.
The types of companies the fund may invest in include:
(small solid bullet) companies experiencing positive fundamental change such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing;
(small solid bullet) companies whose earnings potential has increased or is expected to increase more than generally perceived;
(small solid bullet) companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; or (small solid bullet) companies that are undervalued in relation to securities of other companies in the same industry.
The fund's strategy can lead to investments in small and medium-sized companies, which carry more risk than larger ones. These companies, especially small-sized ones, may rely on limited product lines and markets, financial resources, or other factors. This may make them more susceptible to setbacks or downturns.
GROWTH PORTFOLIO
The fund seeks capital appreciation by investing primarily in common stocks. The fund, however, is not restricted to any one type of security and may pursue capital appreciation through the purchase of bonds and preferred stocks. The fund does not place any emphasis on dividend income from its investments, except when FMR believes this income will have a favorable influence on the market value of the security. Growth may be measured by factors such as earnings or gross sales.
Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities. Often, these domestic and foreign companies are small and mid-sized companies that have higher than average price/earnings (P/E) ratios. A high P/E ratio means that the stock is more expensive than average relative to the company's earnings. However, companies with strong growth potential may also be larger companies that hold a strong industry or market position.
OVERSEAS PORTFOLIO
The fund seeks long-term growth of capital by investing primarily in foreign securities. The fund defines foreign securities as securities of issuers whose principal activities are located outside the United States. Normally, at least 65% of the fund's total assets will be invested in foreign securities. The fund may also invest in U.S. issuers.
The fund normally diversifies its investments across different countries and regions. In allocating the fund's assets across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.
The fund may invest in the securities of any issuer, including companies and other business organizations as well as governments and government agencies. The fund, however, expects to invest primarily in equity securities, but may also invest in debt securities of any quality.
This broadly diversified fund increases diversification by spreading investments among securities of both developed and emerging markets, different countries and geographic regions.
FMR determines where an issuer is located by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings.
International funds have increased economic and political risks as they are exposed to events and factors in the various world markets. These risks may be greater for funds that invest in emerging markets. Also, because many of the fund's investments are denominated in foreign currencies, changes in the value of foreign currencies can significantly affect the fund's share price. FMR may use a variety of investment techniques to either increase or decrease the fund's exposure to any currency.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR (BT for Index 500 Portfolio) may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR (BT for Index 500 Portfolio) may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, contact your insurance company.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of its total assets, each fund (other than Money Market Portfolio) may not purchase more than 10% of the outstanding voting securities of a single issuer. For Index 500 Portfolio, this limitation does not apply to securities of other investment companies.
High Income Portfolio may invest up to 20% of its total assets in common stocks and other equity securities.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes.
Lower-quality debt securities (sometimes called "junk bonds") are considered to have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general or regional economic difficulty. Lower-quality securities may be thinly traded, making them difficult to sell promptly at an acceptable price. Adverse publicity and changing investor perceptions may affect the ability to obtain prices for or to sell these securities.
The default rate of lower-quality debt securities is likely to be higher when issuers have difficulty meeting projected goals or obtaining additional financing. This could occur during economic recessions or periods of high interest rates. If an issuer defaults, the fund may try to protect the interests of security holders if it determines such action to be in the best interest of its shareholders. The table on page provides a summary of ratings assigned to debt holdings (not including money market instruments) in certain of the funds' portfolios. These figures are dollar-weighted averages of month-end portfolio holdings during the fiscal year ended December 31, 1997, and are presented as a percentage of total security investments. These percentages are historical and do not necessarily indicate a fund's current or future debt holdings.
RESTRICTIONS: For each of Balanced, Equity-Income, Growth & Income, Growth Opportunities, Contrafund, Growth, and Overseas Portfolios, purchase of a debt security is consistent with the fund's debt quality policy if it is rated at or above the stated level by Moody's Investors Service (Moody's) or rated in the equivalent categories by Standard & Poor's (S&P), or is unrated but judged by FMR to be of equivalent quality.

 STANDARD & POOR'S
 (as a % of investments)
 Rating Average of total investments
INVESTMENT  High Asset Asset Mgr:  Equity- Growth & Growth
GRADE Income Manager Growth Balanced Income Income Opps Overseas Highest quality AAA 0.99 16.55 6.01 17.91 0.00 0.00 12.47 0.00
High quality AA  0.00 0.24 0.08 0.50 0.00 0.00 0.00 0.00
Upper-medium grade A  0.00 3.41 1.01 2.99 0.08 0.16 0.00 0.19
Medium grade BBB  0.59 5.96 2.06 5.10 0.30 0.35 0.00 0.00
LOWER  QUALITY
Moderately  speculative BB  7.85 1.66 2.35 0.59 0.17 0.34 0.00 0.00
Speculative B  49.18 3.99 5.40 2.51 0.53 0.12 0.00 0.00
Highly speculative CCC  5.08 0.37 0.45 0.22 0.04 0.00 0.00 0.00
Poor quality CC  0.45 0.01 0.01 0.02 0.00 0.00 0.00 0.00
Lowest quality, no interest C  0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00
In default, in arrears D  0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00
REFER TO THE APPENDIX FOR A MORE COMPLETE DISCUSSION OF THESE RATINGS. THE FUNDS DO NOT NECESSARILY RELY ON THE RATINGS OF MOODY'S OR S&P TO DETERMINE COMPLIANCE WITH THEIR DEBT QUALITY POLICIES.
SECURITIES NOT RATED BY MOODY'S OR S&P AMOUNTED TO 3.79% OF HIGH INCOME'S, 0.52% OF ASSET MANAGER'S, 0.56% OF
ASSET MANAGER: GROWTH'S, 0.22% OF BALANCED'S, 0.02% OF EQUITY-INCOME'S, 0.00% OF GROWTH & INCOME'S, 0.00% OF
GROWTH OPPORTUNITIES', AND 0.14% OF OVERSEAS' INVESTMENTS. THESE PERCENTAGES MAY INCLUDE SECURITIES RATED BY OTHER
NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS, AS WELL AS UNRATED SECURITIES. UNRATED LOWER-QUALITY SECURITIES AMOUNTED
TO 3.79% OF HIGH INCOME'S, 0.45% OF ASSET MANAGER'S, 0.54% OF ASSET
MANAGER: GROWTH'S, 0.22% OF BALANCED'S, 0.02%
OF EQUITY-INCOME'S, 0.00% OF GROWTH & INCOME'S, 0.00% OF GROWTH OPPORTUNITIES', AND 0.14% OF OVERSEAS' INVESTMENTS.
FOR FOREIGN GOVERNMENT SECURITIES NOT INDIVIDUALLY RATED BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION, FMR ASSIGNS
THE RATING OF THE SOVEREIGN CREDIT OF THE ISSUING GOVERNMENT.
FISCAL YEAR ENDED DECEMBER 31, 1997 DEBT HOLDINGS, BY RATING
 MOODY'S
 INVESTORS SERVICE
 (as a % of investments)
 Rating Average of total investments
INVESTMENT  High Asset Asset Mgr:  Equity- Growth & Growth
GRADE Income Manager Growth Balanced Income Income Opps Overseas Highest quality Aaa 0.99 16.67 5.95 18.23 0.00 0.00 12.47 0.00
High quality Aa  0.00 0.72 0.23 1.27 0.05 0.00 0.00 0.28
Upper-medium grade A  0.00 3.65 1.06 3.18 0.08 0.08 0.00 0.00
Medium grade Baa  0.00 4.12 1.41 3.37 0.19 0.15 0.00 0.00
LOWER  QUALITY
Moderately speculative Ba  6.41 3.00 2.62 1.30 0.35 0.59 0.00 0.00
Speculative B  49.29 4.18 5.54 2.47 0.75 0.15 0.00 0.00
Highly speculative Caa  7.14 0.23 0.25 0.26 0.00 0.00 0.00 0.00
Poor quality Ca  0.02 0.00 0.00 0.00 0.00 0.00 0.00 0.00
Lowest quality, no interest C  0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00
In default, in arrears --  0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00
For each of Asset Manager and Asset Manager: Growth Portfolios, purchase of a debt security is consistent with the fund's debt quality policy if it is rated at or above the stated level by Moody's, S&P, Duff & Phelps Credit Rating Co. (Duff & Phelps), or Fitch IBCA, Inc. (Fitch), or is unrated but judged by FMR to be of equivalent quality. Each of Growth and Contrafund Portfolios currently intends to limit its investments in lower than Baa-quality debt securities to 5% of its assets.
Each of Equity-Income, Asset Manager: Growth, Asset Manager, Overseas, Growth & Income, Balanced, and Growth Opportunities Portfolios currently intends to limit its investments in lower than Baa-quality debt securities to less than 35% of its assets.
Investment Grade Bond Portfolio normally invests in investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities. A security is considered to be investment-grade if it is rated investment-grade by Moody's, S&P, Duff & Phelps, or Fitch, or is unrated but judged by FMR to be of equivalent quality.
MONEY MARKET SECURITIES are high-quality, short-term instruments issued by the U.S. Government, corporations, financial institutions, and other entities. These securities may carry fixed, variable, or floating interest rates. Money market securities may be structured or may employ a trust or similar structure so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result.
U.S. GOVERNMENT SECURITIES are high-quality debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities such as those issued by the Federal Farm Credit Banks Funding Corporation are supported only by the credit of the entity that issued them.
CREDIT AND LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and a fund's share price.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political, economic, or regulatory conditions in foreign countries; fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments.
RESTRICTIONS: FMR limits the amount of each of High Income, Equity-Income, Growth, Investment Grade Bond, Asset Manager and Index 500 Portfolios' assets that may be invested in foreign securities to 50%.
EXPOSURE TO EMERGING MARKETS. Investing in emerging markets involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight is generally less than in more developed markets. Emerging market economies may be subject to greater social, economic, regulatory, and political uncertainties. All of these factors generally make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS (ADRS AND EDRS) are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies. ASSET-BACKED SECURITIES include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, these securities may be subject to prepayment risk.
MORTGAGE SECURITIES include interests in pools of commercial or residential mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage securities may be issued by agencies or instrumentalities of the U.S. Government or by private entities.
The price of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their price highly volatile. Also, mortgage securities, especially stripped mortgage-backed securities, are subject to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments may be designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations of the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
FOREIGN REPURCHASE AGREEMENTS may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in the U.S. markets.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets. PUT FEATURES entitle the holder to put (sell back) a security to the issuer or another party. In exchange for this benefit, a fund may accept a lower interest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing indexed securities, and selling securities short.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. For Index 500 Portfolio, BT can use these practices in its effort to track the return of the S&P 500. If FMR (BT for Index 500 Portfolio) judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for a fund, or there may be a requirement that the fund supply additional cash to a borrower on demand.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR (BT for Index 500 Portfolio), under the supervision of the Board of Trustees (and FMR), to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities and some other securities may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: Each of Money Market, Investment Grade Bond, Asset Manager, Asset Manager: Growth, Balanced, Equity-Income, Index 500, Growth & Income, Growth Opportunities, Contrafund, and Growth Portfolios may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities. Each of High Income and Overseas Portfolios may not purchase a security if, as a result, more than 15% of its assets would be invested in illiquid securities.
WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at a later date than is customary for that type of security. The market value of the security could change during this period.
WARRANTS are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. The price of a warrant tends to be more volatile than the price of its underlying security, and a warrant ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security.
FINANCIAL SERVICES INDUSTRY. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. If a fund invests substantially in this industry, its performance may be affected by conditions affecting the industry.
RESTRICTIONS: Money Market Portfolio will invest more than 25% of its total assets in the financial services industry.
OTHER INSTRUMENTS may include securities of closed-end investment companies, real estate-related instruments, convertible securities, and preferred stocks.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. Index 500 Portfolio may also invest in similar money market funds managed by BT or other investment managers. A major change in interest rates or a default on a money market fund's investments could cause its share price to change.
RESTRICTIONS: Money Market Portfolio does not currently intend to invest in a money market fund.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry.
RESTRICTIONS: Money Market Portfolio may not invest more than 5% of its total assets in any one issuer, except that the fund may invest up to 10% of its total assets in certain other money market funds and in the highest quality securities of a single issuer for up to three business days. These limitations do not apply to U.S. Government securities.
With respect to 75% of its total assets, each of Investment Grade Bond, High Income, Asset Manager, Asset Manager: Growth, Balanced, Equity-Income, Index 500, Growth & Income, Growth Opportunities, Contrafund, Growth, and Overseas Portfolios may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or, for Index 500 Portfolio, to securities of other investment companies.
Each fund (other than Money Market Portfolio) may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.
BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: Each fund (other than Money Market Portfolio) may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. Money Market Portfolio may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets.
LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. For Index 500 Portfolio, BT receives a portion of securities lending income as a sub-advisory fee. Securities lending could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
INTERNAL REVENUE SERVICE (IRS) LIMITATIONS. In addition to the above, each fund also follows certain limitations imposed by the IRS on separate accounts of insurance companies relating to the tax-deferred status of variable contracts. More specific information may be contained in your insurance company's separate account prospectus. FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
MONEY MARKET PORTFOLIO seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in money market instruments.
INVESTMENT GRADE BOND PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital.
HIGH INCOME PORTFOLIO seeks a high level of current income by investing primarily in high yielding, fixed-income securities, while also considering growth of capital.
ASSET MANAGER PORTFOLIO seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments.
ASSET MANAGER: GROWTH PORTFOLIO seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.
BALANCED PORTFOLIO seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential.
EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.
INDEX 500 PORTFOLIO seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.
GROWTH & INCOME PORTFOLIO seeks high total return through a combination of current income and capital appreciation.
GROWTH OPPORTUNITIES PORTFOLIO seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks.
CONTRAFUND PORTFOLIO seeks long-term capital appreciation.
GROWTH PORTFOLIO seeks to achieve capital appreciation.
OVERSEAS PORTFOLIO seeks long-term growth of capital primarily through investments in foreign securities.
With respect to 75% of its total assets, each fund (other than Money Market Portfolio) may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or, for Index 500 Portfolio, to securities of other investment companies.
Each fund (other than Money Market Portfolio) may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities. Money Market Portfolio will invest more than 25% of its total assets in the financial services industry.
Each fund (other than Money Market Portfolio) may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets. Money Market Portfolio may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 33% of its total assets.
Loans, in the aggregate, may not exceed 33% of a fund's total assets. BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of a class's assets are reflected in that class's share price.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services for Money Market, High Income, Asset Manager, Asset Manager: Growth, Balanced, Growth & Income, Growth Opportunities, Contrafund, and Overseas Portfolios. FMR and Index 500 Portfolio pay sub-advisory fees to BT for managing the fund's investments, administering its securities lending program, and for custodial services. Each fund also pays OTHER EXPENSES, which are explained on page .
FMR may, from time to time, agree to reimburse a fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month.
The fee for each fund (other than Money Market and Index 500 Portfolios) is calculated by adding a group fee rate to an individual fund fee rate, multiplying the result by the fund's monthly average net assets, and dividing by twelve.
The fee for Money Market Portfolio is calculated by multiplying the sum of two components by the fund's average net assets and adding an income-based fee. One component, the group fee rate, is discussed below. The other component, the individual fund fee rate, is 0.03%. The income-based fee is 6% of the fund's gross income in excess of a 5% yield and cannot rise above 0.24% of the fund's average net assets. The management and sub-advisory fees for Index 500 Portfolio are calculated and paid every month to FMR and BT, respectively. Index 500 Portfolio pays the fees at the annual rate of 0.24% of its average net assets. These fees include a management fee of 0.24% payable to FMR and an estimated sub-advisory fee of less than 0.01% payable to BT (representing 40% of net income from securities lending).
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for Asset Manager, Asset Manager: Growth, Balanced, Equity-Income, Growth & Income, Growth Opportunities, Contrafund, Growth, and Overseas Portfolios, or 0.37% for Money Market, High Income, and Investment Grade Bond Portfolios, and it drops as total assets under management increase.
For December 1997, the group fee rate for each of Money Market, Investment Grade Bond, and High Income Portfolios was 0.14%, and the group fee rate for each of Asset Manager, Asset Manager: Growth, Balanced, Equity-Income, Growth & Income, Growth Opportunities, Contrafund, Growth, and Overseas Portfolios was 0.29%.
The individual fund fee rate for Balanced Portfolio is 0.15%. The individual fund fee rate for each of Equity-Income and Growth & Income Portfolios is 0.20%. The individual fund fee rate for Asset Manager Portfolio is 0.25%. The individual fund fee rate for each of Investment Grade Bond, Asset Manager: Growth, Growth Opportunities, Contrafund, and Growth Portfolios is 0.30%. The individual fund fee rate for each of High Income and Overseas Portfolios is 0.45%.
The following table states the total management fee, as a percentage of a fund's average net assets, for each fund for the fiscal year ended December 31, 1997:
Fund                             Total
                                 Management
                                 Fee

Money Market Portfolio           0.21%

Investment Grade Bond Portfolio  0.44%

High Income Portfolio            0.59%

Asset Manager Portfolio          0.55%

Asset Manager: Growth Portfolio  0.60%

Balanced Portfolio               0.45%

Equity-Income Portfolio          0.50%

Index 500 Portfolio              0.27[A]

Growth & Income Portfolio        0.49%

Growth Opportunities Portfolio   0.60%

Contrafund Portfolio             0.60%

Growth Portfolio                 0.60%

Overseas Portfolio               0.75%

[A] EFFECTIVE DECEMBER 1, 1997, THE FUND'S MANAGEMENT FEE RATE WAS REDUCED FROM 0.28% TO 0.24%.
FMR HAS SUB-ADVISORY AGREEMENTS with three affiliates: FMR U.K., FMR Far East, and FIIA. FIIA in turn has a sub-advisory agreement with FIIA(U.K.)L. These sub-advisers are compensated for providing FMR with investment research and advice on issuers based outside the United States. FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services. FMR pays FIIA a fee equal to 30% of its management fee rate associated with investments for which the sub-adviser provided investment advice. FIIA pays FIIA(U.K.)L a fee equal to 110% of the cost of providing these services.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K., FMR Far East, and FIIA a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis. FIIA pays FIIA(U.K.)L a fee equal to 110% of the cost of providing these services.
For the fiscal year ended December 31, 1997, FMR, on behalf of each of Asset Manager: Growth, Balanced, Growth & Income, and Growth Opportunities Portfolios, paid FMR U.K. and FMR Far East fees equal to less than 0.01% of the fund's average net assets. For the fiscal year ended December 31, 1997, FMR, on behalf of Asset Manager Portfolio, paid FMR U.K. and FMR Far East fees equal to 0.01% and less than 0.01%, respectively, of the fund's average net assets. For the fiscal year ended December 31, 1997, FMR, on behalf of Contrafund Portfolio, paid FMR U.K. and FMR Far East fees equal to 0.01% and 0.01%, respectively, of the fund's average net assets. For the fiscal year ended December 31, 1997, FMR, on behalf of Overseas Portfolio, paid FMR U.K. and FMR Far East fees equal to 0.05% and 0.05%, respectively, of the fund's average net assets. For the fiscal year ended December 31, 1997, FMR paid no fees to FMR U.K. or FMR Far East on behalf of High Income Portfolio, or to FIIA on behalf of Overseas Portfolio. FIMM is Money Market Portfolio's sub-adviser and has primary responsibility for managing its investments. FMR is responsible for providing other management services. FMR pays FIMM 50% of its management fee (before expense reimbursements) for FIMM's services. FMR paid FMR Texas Inc., the predecessor company to FIMM, a fee equal to 0.10% of Money Market Portfolio's average net assets for the fiscal year ended December 31, 1997.
Beginning January 1, 1999, FIMM will select certain investments for Asset Manager, Asset Manager: Growth, and Balanced Portfolios. FMR will pay FIMM a fee equal to 50% of its management fee (before expense reimbursements) with respect to each fund's investments that FIMM manages.
Beginning January 1, 1999, FIMM will have primary responsibility for managing Investment Grade Bond Portfolio's investments. FMR will pay FIMM 50% of its management fee (before expense reimbursements) for FIMM's services.
BT is Index 500 Portfolio's sub-adviser under an agreement with FMR and the fund. For providing investment management, securities lending, and custodial services to the fund, FMR pays BT fees at an annual rate of 0.006% of the fund's average net assets. In addition, the fund pays BT fees equal to 40% of net income from the fund's securities lending program. The remaining 60% of net income from the fund's securities lending program goes to the fund.
OTHER EXPENSES
While management fees and sub-advisory fees, as applicable, are a significant component of the funds' annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing, and shareholder servicing functions for Initial Class of each fund. Fidelity Service Company, Inc. (FSC) calculates the net asset value per share (NAV) and dividends for Initial Class of each fund, maintains the general accounting records for each fund, and (except for Money Market and Index 500 Portfolios) administers the securities lending program for each fund.
For the fiscal year ended December 31, 1997, transfer agency and pricing and bookkeeping fees paid (as a percentage of average net assets) amounted to the following. These amounts are before expense reductions, if any.
Fund                             Transfer       Pricing and
                                 Agency Fees    Bookkeeping
                                 Paid by        Fees
                                 Initial Class  Paid by Fund

Money Market Portfolio           0.07%          0.01%

Investment Grade Bond Portolio   0.08%          0.04%

High Income Portfolio            0.07%          0.04%

Asset Manager Portfolio          0.07%          0.02%

Asset Manager: Growth Portfolio  0.07%          0.06%

Balanced Portfolio               0.07%          0.06%

Equity-Income Portfolio          0.07%          0.01%

Index 500 Portfolio              0.07%          0.04%

Growth & Income Portfolio        0.07%          0.06%

Growth Opportunities             0.07%          0.05%
 Portfolio

Contrafund Portfolio             0.07%          0.02%

Growth Portfolio                 0.07%          0.01%

Overseas Portfolio               0.07%          0.04%

The following figures are based on historical expenses, adjusted to reflect current fees, of Initial Class of each fund and are calculated as a percentage of average net assets of Initial Class of each fund.
Fund                             Total operating
                                 expenses

Money Market Portfolio           0.31%

Investment Grade Bond Portfolio  0.58%

High Income Portfolio            0.71%

Asset Manager Portfolio          0.65%

Asset Manager: Growth Portfolio  0.77%

Balanced Portfolio               0.61%

Equity-Income Portfolio          0.58%

Index 500 Portfolio              0.28%

Growth & Income Portfolio        0.70%

Growth Opportunities Portfolio   0.74%

Contrafund Portfolio             0.71%

Growth Portfolio                 0.69%

Overseas Portfolio               0.92%

A portion of the brokerage commissions that certain funds pay is used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Initial Class operating expenses presented in the preceding table would have been:
Fund                             Initial Class

Asset Manager Portfolio          0.64%

Asset Manager: Growth Portfolio  0.76%

Balanced Portfolio               0.60%

Equity-Income Portfolio          0.57%

Growth Opportunities Portfolio   0.73%

Contrafund Portfolio             0.68%

Growth Portfolio                 0.67%

Overseas Portfolio               0.90%

FMR has voluntarily agreed to reimburse Initial Class of certain funds to the extent that total operating expenses (with the exceptions noted below), as a percentage of its average net assets, exceed the following rates:
Fund                             Initial Class  Effective Date

Investment Grade Bond Portfolio  0.80%          12/5/88

High Income Portfolio            1.00%          9/19/85

Asset Manager Portfolio          1.25%          1/1/90

Asset Manager: Growth Portfolio  1.00%          1/3/95

Balanced Portfolio               1.50%          1/3/95

Equity-Income Portfolio          1.50%          10/9/86

Index 500 Portfolio              0.28%          8/27/92

Growth & Income Portfolio        1.00%          12/31/96

Growth Opportunities Portfolio   1.50%          1/3/95

Contrafund Portfolio             1.00%          1/3/95

Growth Portfolio                 1.50%          10/9/86

Overseas Portfolio               1.50%          1/28/87

If these agreements were not in effect, total operating expenses, as a percentage of average net assets, of Initial Class of Index 500 Portfolio would have been 0.40%.
Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, or extraordinary expenses. In addition, for Index 500 Portfolio, sub-advisory fees paid by the fund associated with securities lending are not eligible for reimbursement.
Each fund also pays other expenses, such as legal, audit, and (except Index 500 Portfolio) custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.
Initial Class shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Each Plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of Initial Class shares. FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, Initial Class shares. Currently, the Board of Trustees of each fund has authorized such payments.
The following table states each fund's (except Money Market Portfolio's) portfolio turnover rate for the fiscal year ended December 31, 1997. These rates vary from year to year. High turnover rates increase transaction costs. FMR considers this effect when evaluating the anticipated benefits of short-term investing.
Fund                             Portfolio
                                 Turnover Rate

Investment Grade Bond Portfolio  191%

High Income Portfolio            118%

Asset Manager Portfolio          101%

Asset Manager: Growth Portfolio  90%

Balanced Portfolio               98%

Equity-Income Portfolio          44%

Index 500 Portfolio              9%

Growth & Income Portfolio        81%

Growth Opportunities Portfolio   26%

Contrafund Portfolio             142%

Growth Portfolio                 113%

Overseas Portfolio               67%

PERFORMANCE
A fund's total return and/or yield may be quoted in advertising in accordance with current law and interpretations thereof.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to policyholders. This difference may be significant for funds whose investments are denominated in foreign currencies. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD.
SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.
In calculating yield, a fund may from time to time use a security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing a fund's yield.
Other illustrations of equity fund performance may show moving averages over specified periods.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For additional performance information, contact your insurance company for a free annual report.
TOTAL RETURNS AND YIELDS QUOTED FOR A CLASS INCLUDE THE CLASS'S EXPENSES, BUT MAY NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR INSURANCE PRODUCT. BECAUSE SHARES OF THE FUNDS MAY BE PURCHASED ONLY THROUGH VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS, YOU SHOULD CAREFULLY REVIEW THE PROSPECTUS OF THE INSURANCE PRODUCT YOU HAVE CHOSEN FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. Excluding these charges from quotations of a class's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing a fund's performance to that of other mutual funds.
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
ACCOUNT POLICIES

DISTRIBUTIONS AND TAXES
For a discussion of the tax status of your variable insurance contract, refer to the prospectus of your insurance company's separate account. It is suggested you keep all statements you receive to assist in your personal recordkeeping.
It is expected that shares of the funds will be held under the terms of variable annuity and variable life insurance contracts. Under current tax law, dividend or capital gain distributions from any fund are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59.
Each fund is treated as a separate entity for federal income tax purposes. Each fund intends to pay out all of its net investment income and net realized capital gains, if any, for each year. Dividends from Money Market Portfolio are declared daily and paid monthly. Investment Grade Bond, High Income, Asset Manager, Asset
Manager: Growth, Balanced, Equity-Income, Index 500, Growth & Income, Growth Opportunities, Contrafund, Growth, and Overseas Portfolios will distribute any dividends at least annually. Normally, net realized capital gains, if any, are distributed each year for a fund. Such income and capital gain distributions from a fund are automatically reinvested in additional shares of the same class of the fund. Each fund (except Money Market Portfolio) makes dividend and capital gain distributions on a per-share basis for each class. After each distribution from a fund, the fund's share price drops by the amount of the distribution. Because dividend and capital gain distributions are reinvested, the total value of an account will not be affected because, although the shares will have a lower price, there will be correspondingly more of them.
TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open. FSC normally calculates Initial Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.
A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the applicable fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.
Money Market Portfolio's assets are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps Money Market Portfolio maintain a stable $1.00 share price.
Each fund's (other than Money Market Portfolio's) assets are valued primarily on the basis of market quotations or on the basis of information furnished by a pricing service. Short-term securities with remaining maturities of sixty days or less for which quotations and information furnished by a pricing service are not readily available are valued on the basis of amortized cost. This method minimizes the affect of changes in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations and information furnished by a pricing service are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.
A CLASS'S OFFERING PRICE (price to buy one share) is its NAV. A class's REDEMPTION PRICE (price to sell one share) is its NAV.
EACH FUND RESERVES THE RIGHT to suspend the offering of shares for a period of time. Each fund also reserves the right to reject any specific purchase order. Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
INVESTMENTS AND REDEMPTIONS. Investments may be made only by separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. Please refer to the prospectus of your insurance company's separate account for information on how to invest in and redeem from a fund.
Each participating insurance company receives orders from its variable contract owners to purchase or redeem shares of the funds each business day. That night, all orders received by that insurance company on that business day are aggregated, and the insurance company places a net purchase or redemption order for shares of one or more funds the morning of the next business day. These orders are generally executed at the NAV that was computed at the close of the previous business day in order to provide a match between the variable contract owners' orders to the insurance companies and the insurance companies' orders to a fund. In some cases, an insurance company's order for fund shares may be executed at the NAV next computed after the order is actually transmitted to a fund.
Redemption proceeds will normally be wired to the insurance company on the next business day after receipt of the redemption instructions by a fund, but in no event later than 7 days following receipt of instructions. Each fund may suspend redemptions or postpone payment dates on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
APPENDIX
DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF CORPORATE BONDS Moody's ratings for obligations with an original remaining maturity in excess of one year fall within nine categories. They range from Aaa (highest quality) to C (lowest quality). Moody's applies numerical modifiers of 1, 2, or 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks on the lower end of its generic rating category.
AAA - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds that are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
DESCRIPTION OF STANDARD & POOR'S RATINGS OF CORPORATE BONDS
Debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Ratings from AA to CCC may be modified by the addition of a plus sign (+) or minus sign (-) to show relative standing within the major rating categories. AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
INDEX 500 PORTFOLIO is not sponsored, endorsed, sold, or promoted by S&P. S&P makes no representation or warranty, express or implied, to participants in the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500, which is determined, composed, and calculated by S&P without regard to the Licensee or the fund. S&P has no obligation to take the needs of the Licensee or the participants in the fund into consideration in determining, composing, or calculating the S&P 500. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the fund to be issued or in the determination or calculation of the equation by which the fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the fund.
S&P does not guarantee the accuracy and/or the completeness of the S&P 500 or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Licensee, participants in the fund, or any other person or entity from the use of the S&P 500 or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties or merchantability or fitness for a particular purpose or use with respect to the S&P 500 or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages. "Standard & Poor's(registered trademark)," "S&P(registered trademark)," "S&P 500(registered trademark)," "Standard & Poor's 500," and "500" are trademarks of McGraw-Hill, Inc. and have been licensed for use by FDC.